     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 8, 1998

                                             1933 ACT REGISTRATION NO. 333-30551
                                             1940 ACT REGISTRATION NO.  811-7787
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         POST-EFFECTIVE AMENDMENT NO. 3


                                      AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 4

                            ------------------------

                             GT GLOBAL SERIES TRUST
              (FORMERLY KNOWN AS GT GLOBAL ASSET ALLOCATION TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        50 CALIFORNIA STREET, 27TH FLOOR
                        SAN FRANCISCO, CALIFORNIA 94111
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181
                            ------------------------

                            MICHAEL A. SILVER, ESQ.
                              CHANCELLOR LGT ASSET
                                MANAGEMENT, INC.
                        50 CALIFORNIA STREET, 27TH FLOOR
                        SAN FRANCISCO, CALIFORNIA 94111
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                         ------------------------------

                                   COPIES TO:

                             ARTHUR J. BROWN, ESQ.
                            R. DARRELL MOUNTS, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                 1800 MASSACHUSETTS AVENUE, N.W., SECOND FLOOR
                          WASHINGTON, D.C. 20036-1800
                                 (202) 778-9000

                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

    / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.

    / /  ON                 PURSUANT TO PARAGRAPH (b) OF RULE 485.

    /X/ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485 OR SUCH
        OTHER DATE AS IT MAY BE DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION.

    / /  ON               , 1998 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

    / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

    / /  ON                 PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             GT GLOBAL SERIES TRUST
                       CONTENTS OF REGISTRATION STATEMENT

THIS REGISTRATION STATEMENT CONSISTS OF THE FOLLOWING PAPERS AND DOCUMENTS:


Cover Sheet
Contents of Registration Statement
Cross Reference Sheet
Part A        --      Prospectus
                      -- GT Global New Dimension Fund
              --      Prospectus -- Advisor Class
                      -- GT Global New Dimension Fund
Part B        --      Statement of Additional Information
                      -- GT Global New Dimension Fund
              --      Statement of Additional Information -- Advisor Class
                      -- GT Global New Dimension Fund
Part C        --      Other Information
Signature Pages
Exhibits

                             GT GLOBAL SERIES TRUST
                        FORM N-1A CROSS-REFERENCE SHEET
                   PROSPECTUS -- CLASS A, CLASS B AND CLASS C

ITEM NO. OF
PART A OF FORM N-1A                          PROSPECTUS CAPTION
-------------------------------------------  ---------------------------------------------------------------
1.         Cover Page......................  Cover Page
2.         Synopsis........................  Prospectus Summary
3.         Condensed Financial
           Information.....................  Prospectus Supplement; Performance
4.         General Description of
           Registrant......................  Investment Objective and Policies; Description of the
                                             Underlying Theme Funds; Risk Factors and Special
                                             Considerations; Management; Other Information
5.         Management of the Fund..........  Management
5A.        Management's Discussion of Fund
           Performance.....................  Not Applicable
6.         Capital Stock and Other
           Securities......................  Dividends, Other Distributions and Federal Income Taxation;
                                             Other Information
7.         Purchase of Securities Being
           Offered.........................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                             Value; Management
8.         Redemption or Repurchase........  How to Redeem Shares; Calculation of Net Asset Value
9.         Pending Legal Proceedings.......  Not Applicable


                                        PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                          PROSPECTUS CAPTION
-------------------------------------------  ---------------------------------------------------------------
1.         Cover Page......................  Cover Page
2.         Synopsis........................  Prospectus Summary
3.         Condensed Financial
           Information.....................  Prospectus Supplement; Performance
4.         General Description of
           Registrant......................  Investment Objective and Policies; Description of the
                                             Underlying Theme Funds; Risk Factors and Special
                                             Considerations; Management; Other Information
5.         Management of the Fund..........  Management
5A.        Management's Discussion of Fund
           Performance.....................  Not Applicable
6.         Capital Stock and Other
           Securities......................  Dividends, Other Distributions and Federal Income Taxation;
                                             Other Information
7.         Purchase of Securities Being
           Offered.........................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                             Value; Management
8.         Redemption or Repurchase........  How to Redeem Shares; Calculation of Net Asset Value
9.         Pending Legal Proceedings.......  Not Applicable

                             GT GLOBAL SERIES TRUST
                        FORM N-1A CROSS-REFERENCE SHEET

                    STATEMENT OF ADDITIONAL INFORMATION -- CLASS A, CLASS B AND CLASS C

ITEM NO. OF
PART B OF FORM N-1A                          STATEMENT OF ADDITIONAL INFORMATION CAPTION
-------------------------------------------  ---------------------------------------------------------------
10.        Cover Page......................  Cover Page
11.        Table of Contents...............  Table of Contents
12.        General Information and
           History.........................  Cover Page; Additional Information
13.        Investment Objectives and
           Policies........................  Investment Objective and Policies; Investment Limitations;
                                             Options, Futures and Currency Strategies; Risk Factors of the
                                             Underlying Theme Funds; Execution of Portfolio Transactions
14.        Management of the Registrant....  Trustees and Executive Officers; Management
15.        Control Persons and Principal
           Holders of Securities...........  Trustees and Executive Officers; Management
17.        Brokerage Allocation and Other
           Practices.......................  Execution of Portfolio Transactions
18.        Capital Stock and Other
           Securities......................  Not Applicable
19.        Purchase, Redemption and Pricing
           of Securities Being Offered.....  Valuation of Fund Shares; Information Relating to Sales and
                                             Redemptions
20.        Tax Status......................  Taxes
21.        Underwriters....................  Management
22.        Calculation of Performance
           Data............................  Investment Results
23.        Financial Statements............  Financial Statements

                             GT GLOBAL SERIES TRUST
                        FORM N-1A CROSS-REFERENCE SHEET

                   STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS

ITEM NO. OF
PART B OF FORM N-1A                    STATEMENT OF ADDITIONAL INFORMATION CAPTION
-------------------------------------  ----------------------------------------------------
10.        Cover Page................  Cover Page
11.        Table of Contents.........  Table of Contents
12.        General Information and
           History...................  Cover Page; Additional Information
13.        Investment Objectives and
           Policies..................  Investment Objective and Policies; Investment
                                       Limitations; Options, Futures and Currency
                                       Strategies; Risk Factors of the Underlying Theme
                                       Funds; Execution of Portfolio Transactions
14.        Management of the
           Registrant................  Trustees and Executive Officers; Management
15.        Control Persons and
           Principal Holders of
           Securities................  Trustees and Executive Officers; Management
16.        Investment Advisory and
           Other Services............  Management; Additional Information
17.        Brokerage Allocation and
           Other Practices...........  Execution of Portfolio Transactions
18.        Capital Stock and Other
           Securities................  Not Applicable
19.        Purchase, Redemption, and
           Pricing of Securities
           Being Offered.............  Valuation of Fund Shares; Information Relating to
                                       Sales and Redemptions
20.        Tax Status................  Taxes
21.        Underwriters..............  Management
22.        Calculation of Performance
           Data......................  Investment Results
23.        Financial Statements......  Financial Statements

PART C -- OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                       [LOGO]GT GLOBAL NEW DIMENSION FUND

                           PROSPECTUS -- JUNE 1, 1998


--------------------------------------------------------------------------------


GT GLOBAL NEW DIMENSION FUND (the "Fund") seeks long-term growth of capital. Unlike a typical mutual fund, which invests directly in portfolio securities, the Fund invests substantially all of its assets in shares of the GT Global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").


There is no assurance that the Fund will achieve its investment objective.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by [Chancellor GT Asset Management, Inc.] (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling [(800) 824-1580.] It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).



FOR FURTHER INFORMATION, CALL

[(800) 824-1580] OR CONTACT YOUR FINANCIAL ADVISER.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
   ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                          GT GLOBAL NEW DIMENSION FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Investment Objective and Policies.........................................................          8
Description of the Underlying Theme Funds.................................................          9
Risk Factors and Special Considerations...................................................         11
How to Invest.............................................................................         14
How to Make Exchanges.....................................................................         23
How to Redeem Shares......................................................................         25
Shareholder Account Manual................................................................         27
Calculation of Net Asset Value............................................................         28
Dividends, Other Distributions and Federal Income Taxation................................         28
Management................................................................................         30
Other Information.........................................................................         33
Performance...............................................................................         36
Appendix..................................................................................         38


                               Prospectus Page 2

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Fund:                                       The Fund is a diversified series of GT Global Series Trust ("the Trust").
Investment Objective:          The Fund seeks long-term growth of capital.
Principal Investments:         The Fund invests, under normal circumstances, substantially all of its assets in shares of the following Underlying Theme Funds: GT
                               Global Consumer Products and Services Fund ("Consumer Products and
                               Services Fund"); GT Global Financial Services Fund ("Financial
                               Services Fund"); GT Global Health Care Fund ("Health Care Fund");
                               GT Global Infrastructure Fund ("Infrastructure Fund"); GT Global
                               Natural Resources Fund ("Natural Resources Fund"); and GT Global
                               Telecommunications Fund ("Telecommunications Fund"). The
                               allocation of the Fund's assets to the Underlying Theme Funds is governed strictly by a formula described herein. See "Investment
                               Objective and Policies."
                               There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the net asset value of the shares of the
                               Underlying Theme Funds. Investors should review the investment objectives and policies of the Fund and the Underlying Theme Funds carefully and consider their ability to assume these and other risks involved in purchasing shares of the Fund. See "Investment
                               Objective and Policies," "Description of the Underlying Theme
                               Funds" and "Risk Factors and Special Considerations." As a
                               recently organized entity, the Fund has a limited operating history.
                               AIM and the Sub-adviser and their worldwide asset management
Investment Managers:           affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a
                               significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises [over 50]
                               investment company portfolios. On               , 1998, AMVESCAP
                               PLC acquired the Asset Management Division of Liechtenstein Global
                               Trust AG ("GT"), which included the Sub-adviser and certain other affiliates.
Alternative Purchase Plan:     Investors may select Class A, Class B or Class C shares, each subject to different expenses and a different sales charge structure. Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and objectives. See "How to
                               Invest."
  Class A Shares:              Offered at net asset value plus any applicable sales charge
                               (maximum is 4.75% of public offering price) and subject to 12b-1 service and distribution fees at the annualized rate of 0.50% of the average daily net assets of Class A shares.


                               Prospectus Page 3

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Offered at net asset value with no initial sales charge (a maximum
  Class B Shares:              contingent deferred sales charge of 5% of net asset value at time of purchase or sale, whichever is less, is imposed on certain redemptions made within six years of date of purchase) and subject to 12b-1 service and distribution fees at the annualized rate of
                               1.00% of the average daily net assets of Class B shares. Class B shares automatically will convert to Class A shares as of the close of business on the last business day of the month in which the seventh anniversary of the initial issuance of such Class B shares occurs. Class B shares are subject to higher annual expenses than Class A shares.
  Class C Shares:              Offered at net asset value with no initial sales charge (a contingent deferred sales charge of 1% of net asset value at the time of purchase or sale, whichever is less, is imposed on certain redemptions made within one year of purchase) and subject to 12b-1 service and distribution fees at the annualized rate of 1.00% of the average daily net assets of Class C shares.
                               Class A, Class B and Class C shares are available through
Shares Available Through:      broker/dealers, bank and other financial service entities
                               ("Financial Institutions") that have entered into agreements with the Fund's distributor, A I M Distributors, Inc. ("AIM
                               Distributors"). Shares also may be acquired by sending an
                               application directly to GT Global Investor Services, Inc. (the
                               "Transfer Agent") or through exchanges of shares as described below. See "How to Invest" and "Shareholder Account Manual."
                               Class A and Class B shares of the Fund may be exchanged without a
Exchange Privileges:           sales charge for shares of the corresponding class of any other GT
                               Global Mutual Fund, which are open-end management investment companies sub-advised by the Sub-adviser. In addition, Class A and
                               Class C shares may be exchanged for shares of the corresponding class of some of the mutual funds that are advised by AIM, distributed by AIM Distributors and are part of The AIM Family of
                               Funds -Registered Trademark- ("The AIM Family of Funds"). Class C
                               shares currently may not be exchanged for shares of any other GT
                               Global Mutual Fund. See "How to Make Exchanges" and "Shareholder
                               Account Manual."
Redemptions:                   Shares may be redeemed either through Financial Institutions that sell shares of the Fund or the Fund's Transfer Agent ("Transfer
                               Agent"). See "How to Redeem Shares" and "Shareholder Account
                               Manual."
Dividends and Other            Dividends and capital gain distributions, if any, are paid
  Distributions:               annually.
Reinvestment:                  Dividends and other distributions may be reinvested automatically in Fund shares of the distributing class or in shares of the corresponding class of other GT Global Mutual Funds without a sales charge.
First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).
Subsequent Purchases:          $100 minimum ($25 for IRAs and reduced amounts for certain other retirement plans).
Net Asset Values:              Expected to be quoted daily for each class of shares in the financial section of most newspapers.


                               Prospectus Page 4

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Other Features:
  Class A Shares:              Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program
  Class B Shares:              Systematic Withdrawal Plan        Automatic Investment Plan
                               Portfolio Rebalancing Program     Dollar Cost Averaging Program
                                                                 Conversion Feature
  Class C Shares:              Systematic Withdrawal Plan        Automatic Investment Plan
                                                                 Dollar Cost Averaging Program



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 5

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A, Class B and Class C shares of the Fund are reflected in the following tables.


                                                                                            CLASS A   CLASS B   CLASS C
                                                                                            -------   -------   -------
SHAREHOLDER TRANSACTION COSTS *:
  Maximum sales charge on purchases of shares (as a % of offering price)..................   4.75%      None      None
  Sales charges on reinvested distributions to shareholders...............................    None      None      None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale,
  whichever  is less).....................................................................    None     5.00%     1.00%
  Redemption charges......................................................................    None      None      None
  Exchange fees...........................................................................    None      None      None
ANNUAL FUND OPERATING EXPENSES +:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management fees..............................................................    None      None      None
  12b-1 distribution and service fees.....................................................   0.50%     1.00%     1.00%
  Other expenses..........................................................................    None      None      None
                                                                                            -------   -------   -------
  Total Fund Operating Expenses...........................................................   0.50%     1.00%     1.00%
                                                                                            -------   -------   -------
                                                                                            -------   -------   -------


------------------

* Sales charge waivers are available for Class A, Class B and Class C shares, and reduced sales charges are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge declines thereafter, reaching zero after six years. The 1% contingent deferred sales charge on Class C shares applies only to redemptions during the first year after purchase. See "How to Invest."



+ The Annual Fund Operating Expenses are estimated for the Fund's initial fiscal period. "Other expenses" (including transfer agency, legal and audit fees and other operating expenses) initially will be borne by the Sub-adviser. Subject to receipt of an order of the SEC pursuant to a pending exemptive application and a private letter ruling issued by the Internal Revenue Service, such expenses may be borne by the Sub-adviser and the Underlying Theme Funds or the Underlying Theme Funds alone. See "Other Information -- Special Servicing Agreement." Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies. See "Management" and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest."



In addition to the Annual Fund Operating Expenses shown above, the Fund, as a shareholder in the Underlying Theme Funds, indirectly bears its pro rata share of the fees and expenses incurred by the Underlying Theme Funds. As a result, the investment returns of the Fund reflect the expenses of the Underlying Theme Funds in which it holds shares. Because the Fund invests only in Advisor Class shares of the Underlying Theme Funds, it pays no sales charge or 12b-1 distribution or service fees in connection with these investments. The following table shows the expense ratios applicable to Advisor Class shares of the Underlying Theme Funds for their fiscal years ended October 31, 1997.



                                                                                        EXPENSE RATIO OF
                                                                                          ADVISOR CLASS
UNDERLYING THEME FUND                                                                      SHARES (1)
-------------------------------------------------------------------------------------  -------------------
Consumer Products and Services Fund..................................................           1.34%
Financial Services Fund..............................................................           1.50%
Health Care Fund.....................................................................           1.27%
Infrastructure Fund..................................................................           1.50%
Natural Resources Fund...............................................................           1.50%
Telecommunications Fund..............................................................           1.29%


------------------

(1) AIM has undertaken to limit each Underlying Theme Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to a maximum level of 1.50% of the average daily net assets of such fund's Advisor Class shares.


                               Prospectus Page 6

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


The following table shows the aggregate expense ratio of each class of the Fund based on a weighted average of the expense ratios of Advisor Class shares of the Underlying Theme Funds in which the Fund was invested as of October 31, 1997, plus the Fund's total operating expenses. (1)



GT GLOBAL NEW DIMENSION FUND
(INCLUDING THE FUND'S INDIRECT PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING THEME              ESTIMATED AGGREGATE
FUNDS)                                                                                              EXPENSE RATIO (2)
------------------------------------------------------------------------------------------  ---------------------------------
Class A...................................................................................                   %
Class B...................................................................................                   %
Class C...................................................................................                   %


------------------

(1) These percentages do not necessarily reflect the current allocation of the Fund's assets to the Underlying Theme Funds or the allocation of the Fund's assets on any other date.



(2) Because of AIM's undertaking to limit each Underlying Theme Fund's expenses as described above, the Fund's aggregate expense ratio will not exceed 2.00%, 2.50% and 2.50% for Class A, Class B and Class C Shares, respectively.


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would have directly or indirectly paid the following expenses of the Fund based upon the Fund's estimated aggregate expense ratio at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                                   ONE YEAR       THREE YEARS
                                                                                                 -------------  ---------------
Class A shares (1).............................................................................    $               $
Class B shares:
  Assuming a complete redemption at end of period (2)..........................................    $               $
  Assuming no redemption.......................................................................    $               $
Class C shares:
  Assuming a complete redemption at end of period (2)..........................................    $               $
  Assuming no redemption.......................................................................    $               $


------------------
(1) Assumes payment of maximum sales charge by the investor.


(2) Assumes deduction of the applicable contingent deferred sales charge.



THE FOREGOING TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF FUTURE EXPENSES. THE FUND'S ACTUAL DIRECT AND INDIRECT EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The example assumes payment by the Fund of operating expenses at the level set forth under "Annual Fund Operating Expenses" above and of its indirect pro rata share of the Advisor Class share expenses of the Underlying Theme Funds, as described above.


The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's or any Underlying Theme Fund's projected or actual performance.

                               Prospectus Page 7

                          GT GLOBAL NEW DIMENSION FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------


The Fund seeks long-term growth of capital. Unlike a typical mutual fund, which invests directly in securities, the Fund invests, under normal circumstances, substantially all of its assets in the following Underlying Theme Funds:


    / / Consumer Products and Services Fund

    / / Financial Services Fund

    / / Health Care Fund

    / / Infrastructure Fund

    / / Natural Resources Fund

    / / Telecommunications Fund


The Sub-adviser exercises no discretion in investing the Fund's assets. Rather, the Sub-adviser periodically determines the allocation of the Fund's assets to the Underlying Theme Funds according to the industry weightings of the companies composing the Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). (The MSCI is a broad unmanaged index of global stock prices, comprising approximately 2,480 different issuers, located in 47 countries including both developed and developing countries as of November 30, 1997. Each of the 2,480 stocks is placed into one of 38 MSCI industry sectors.) The Sub-adviser assesses which of the Underlying Theme Funds can invest, as part of its primary focus, in each of these industries. For example, industries in the MSCI in which the Financial Services Fund invests include the Banking, Financial Services, Insurance and Real Estate industries. The percentage that those industries compose in the MSCI is the initial weighting assigned to the Financial Services Fund. Where two or more Underlying Theme Funds can invest in an industry, the weighting of that industry in the MSCI is split equally among each qualifying Underlying Theme Fund. See the Appendix for the allocation of the 38 industries to the Underlying Theme Funds. Of course, the Underlying Theme Funds do not invest necessarily in the same industries or the same companies that compose the MSCI. Because the percentage weight assigned to each industry in the MSCI changes over time and because the percentage of the Fund's assets invested in each Underlying Theme Fund will change over time, the Sub-adviser will rebalance the Fund's assets among the Underlying Theme Funds at least semi-annually. In addition, the Sub-adviser will invest incoming money in, and satisfy redemption requests by redeeming shares of, each Underlying Theme Fund according to the MSCI weighting as of the last business day of the preceding month.



As of October 31, 1997, the allocation of the Fund's assets to the Underlying Theme Funds was as follows:



Consumer Products and Services Fund.....     28.69%
Financial Services Fund.................     19.16%
Health Care Fund........................      8.80%
Infrastructure Fund.....................     11.89%
Natural Resources Fund..................     15.85%
Telecommunications Fund.................      8.02%



These percentages do not include cash or money market instruments held by the Fund and do not necessarily reflect the current allocation of the Fund's assets to the Underlying Theme Funds or the allocation of the Fund's assets on any other date.


The Fund is a more diversified investment than any single Underlying Theme Fund. However, because the Underlying Theme Funds are actively managed without any attempt to reflect the country, industry or company weightings of the MSCI, the Underlying Theme Funds will perform differently than the corresponding industry components of the MSCI, and the Underlying Theme Funds will perform differently than the overall MSCI. While the Fund does not therefore represent the performance of the MSCI, it does represent a globally diversified portfolio, with allocations among developed and emerging countries, industries and companies intended to achieve long-term growth of capital.

The Fund is designed to meet the needs of investors who seek professional money management services and who appreciate the advantages of diversification. The Fund by itself should not be considered a complete investment program. As a recently organized entity, the Fund has a limited operating history.

OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval

                               Prospectus Page 8

                          GT GLOBAL NEW DIMENSION FUND

of a majority of its outstanding voting securities. As defined in the Investment Company Act of 1940, as amended ("1940 Act"), and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations as fundamental policies that also may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus, and in the Statement of Additional Information, are not fundamental policies and may be changed by the Trust's Board of Trustees without shareholder approval.


--------------------------------------------------------------------------------

                               DESCRIPTION OF THE
                             UNDERLYING THEME FUNDS

--------------------------------------------------------------------------------


The following descriptions summarize the investment objectives and policies of the Underlying Theme Funds. There is no assurance that any Underlying Theme Fund will achieve its investment objective. The Statement of Additional Information includes more information about the investment policies of the Underlying Theme Funds. Investors desiring more information on an Underlying Theme Fund should call [(800) 824-1580] or contact their financial adviser for the Underlying Theme Fund's prospectus.



CONSUMER PRODUCTS AND SERVICES FUND. The Consumer Products and Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund.



At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in such industries.



FINANCIAL SERVICES FUND. The Financial Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Financial Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.



At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the financial services industries.



HEALTH CARE FUND. The Health Care Fund's investment objective is long-term capital appreciation. It seeks its objective by investing primarily in equity securities of health care companies throughout the world.


At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by health care companies. A "health care"

                               Prospectus Page 9

                          GT GLOBAL NEW DIMENSION FUND

company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Sub-adviser, stand to benefit from developments in the health care industries.



INFRASTRUCTURE FUND. The Infrastructure Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.



At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the infrastructure industries.



NATURAL RESOURCES FUND. The Natural Resources Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund.



At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common and preferred stocks and warrants to acquire such securities issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the natural resource industries.



TELECOMMUNICATIONS FUND. The Telecommunications Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.



At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Sub-adviser, stand to benefit from developments in the telecommunications industries.


                               Prospectus Page 10

                          GT GLOBAL NEW DIMENSION FUND

                                RISK FACTORS AND
                             SPECIAL CONSIDERATIONS

--------------------------------------------------------------------------------


INVESTING IN THE UNDERLYING THEME FUNDS. The investments of the Fund are concentrated in the Underlying Theme Funds, so the Fund's investment performance is directly related to the investment performance of the Underlying Theme Funds. The ability of the Fund to meet its investment objective is directly related to the allocation among those Underlying Theme Funds as well as the ability of the Underlying Theme Funds to meet their objectives. There is no assurance that the investment objective of the Fund or any Underlying Theme Fund will be achieved. The value of the Underlying Theme Funds' domestic and foreign investments varies in response to many factors. The value of equity securities held by an Underlying Theme Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by an Underlying Theme Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



Because each Underlying Theme Fund focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. The value of the shares of each Underlying Theme Fund will be especially susceptible to factors affecting the industries in which it focuses. In particular, each of the industries is subject to governmental regulation that may have a material effect on the products and services offered by companies in these industries.



UNDERLYING THEME FUNDS' INVESTMENT ALLOCATION. The Sub-adviser allocates each Underlying Theme Fund's (or its corresponding Portfolio's) assets among securities of countries and in currency denominations where opportunities for meeting each Underlying Theme Fund's investment objective are expected to be the most attractive. Each Underlying Theme Fund may invest substantially in securities denominated in foreign currencies. Under normal conditions, each Underlying Theme Fund invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.



In analyzing specific companies for possible investment the Sub-adviser, on behalf of the Underlying Theme Funds, ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In assessing companies for the Natural Resources Portfolio, the Sub-adviser will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.



FOREIGN INVESTMENTS. The Underlying Theme Funds' investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. By investing in foreign securities, the Underlying Theme Funds also have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true of an Underlying Theme Fund that invests in emerging markets. Many investments in emerging markets are considered speculative and therefore may offer greater return potential, but have significantly greater risk. Also, to the extent that an Underlying Theme Fund's investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect the Fund's share price.


                               Prospectus Page 11

                          GT GLOBAL NEW DIMENSION FUND

LOWER QUALITY DEBT SECURITIES. The Fund may invest in an Underlying Theme Fund that invests in high yield, high risk securities, commonly known as "junk bonds." As a result, the Fund may be subject to some of the risks resulting from high yield investing. The Fund also may invest in Underlying Theme Funds that invest in medium grade bonds. Lower quality debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Lower rated and comparable unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.


ILLIQUID SECURITIES. The Underlying Theme Funds may invest in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at prices lower than similar securities that are liquid.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Underlying Theme Fund is authorized to enter into options, futures and forward currency transactions, although they might not enter into such transactions. Options, futures and forward currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an Underlying Theme Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible loss of principal under certain conditions; and (6) the possible inability of an Underlying Theme Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for an Underlying Theme Fund to sell a security at a disadvantageous time, due to the need for the Underlying Theme Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


INVESTING IN SMALLER COMPANIES. Each Underlying Theme Fund may invest in smaller companies that may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.


OTHER INVESTMENT PRACTICES OF THE UNDERLYING THEME FUNDS. In addition to the investment practices described in this Prospectus, the Underlying Theme Funds may engage in certain other investment practices, including lending their portfolio securities; purchasing securities on a when-issued or delayed delivery basis; entering into repurchase or reverse repurchase agreements; and borrowing money. Further information on the investment policies, practices and risks of the Underlying Theme Funds can be found in the Statement of Additional Information as well as the Underlying Theme Funds' prospectus and statement of additional information.



PURCHASES AND REDEMPTIONS. From time to time, the Underlying Theme Funds may experience relatively large purchases or redemptions due to rebalancing of the Fund by the Sub-adviser. This may have a material effect on the Underlying Theme Funds, because Underlying Theme Funds that experience redemptions as a result of the rebalancing may have to sell portfolio securities and because Underlying Theme Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Underlying Theme Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of


                               Prospectus Page 12

                          GT GLOBAL NEW DIMENSION FUND
securities, and such sales also may increase transaction costs.

MASTER-FEEDER STRUCTURE OF CERTAIN UNDERLYING THEME FUNDS. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, each seeks its investment objective by investing all of its investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio (each a "Portfolio"), respectively. Each Portfolio is a separate investment company. Because each such Underlying Theme Fund will invest only in its corresponding Portfolio, that Underlying Theme Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.


TEMPORARY DEFENSIVE STRATEGIES. The Underlying Theme Funds retain the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Underlying Theme Funds may invest up to 100% of their total assets in cash and/or high quality debt securities and money market instruments. To the extent an Underlying Theme Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of the shares or to meet its ordinary daily cash needs, the Underlying Theme Funds may hold cash and/or may invest in high quality debt instruments and money market instruments. The Fund may hold cash and/or may invest in money market instruments under similar circumstances. Money market instruments in which the Underlying Theme Funds and the Fund may invest include, but are not limited to, United States government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Service, Inc. or, if not rated, determined by the Sub-adviser to be of comparable quality.



PORTFOLIO TURNOVER. The Fund's portfolio turnover rate is expected to be low and is not anticipated to exceed 20% annually. The portfolio turnover rates of the Underlying Theme Funds and their corresponding Portfolios have ranged from 35% to 392% during their most recent fiscal years. There is no assurance that the turnover rates of the Underlying Theme Funds and their corresponding Portfolios will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the Underlying Theme Funds.



AFFILIATED PERSONS. The officers and trustees of the Trust currently serve as officers and trustees of the Underlying Theme Funds. The Sub-adviser also serves as investment adviser and/or administrator to the Underlying Theme Funds. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Fund and the Underlying Theme Funds.


                               Prospectus Page 13

                          GT GLOBAL NEW DIMENSION FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Shares of the Fund may be purchased through Financial Institutions, some of which may charge the investor a transaction fee. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares. Some of these Financial Institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received by the Transfer Agent before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by the Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for the receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The authorized institution (or its designee) will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time.



The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount). The minimum for additional purchases is $100 ($25 for IRAs, Code Section 403 (b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUND AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How To Make Exchanges -- Limitations on Purchase Orders and Exchanges."



WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A, CLASS B OR CLASS C SHARES OF THE FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. AIM DISTRIBUTORS WILL REJECT ANY ORDER FOR PURCHASE OF MORE THAN 250,000 FOR CLASS B SHARES.



PURCHASES THROUGH THE TRANSFER AGENT. After an initial investment is made and a shareholder account is established through a Financial Institution, at the investor's option subsequent purchases may be made directly through the Transfer Agent. See "Shareholder Account Manual." Investors may also make an initial investment in the Fund and establish a shareholder account directly through the Transfer Agent by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.



Investors also may purchase shares of the Fund by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the


                               Prospectus Page 14

                          GT GLOBAL NEW DIMENSION FUND
appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND RECOMMENDS THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


DIFFERENCES AMONG THE CLASSES. The primary difference among the three classes of the Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A, Class B and Class C shares represent the same interests in the Fund and have the same rights, except that each class bears the separate expenses of its 12b-1 distribution plan and has exclusive voting rights with respect to such plan, each class can experience other minor expense differences and, in addition to different sales charges, each class has a separate exchange privilege.


The decision as to which class of shares is more beneficial to an investor depends on the amount invested, the intended length of time the investment is held and the investor's personal situation. Large investments may qualify for a reduced Class A sales charge. Investors in Class B shares and Class C shares have 100% of the purchase invested immediately. Investors intending to invest for a relatively short period might consider Class C shares. Consult your financial adviser. Financial Institutions may receive different levels of compensation for selling a particular class of shares.



[ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of the program an annual fee of at least
 .50% of the assets in the account; (d) accounts advised by one of the companies composing or affiliated with AMVESCAP PLC; and (e) any of those companies.]



                           PURCHASING CLASS A SHARES



The Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:



                                                          DEALER
                        INVESTOR'S SALES CHARGE         CONCESSION
                    --------------------------------  ---------------
                         AS A             AS A             AS A
                      PERCENTAGE       PERCENTAGE       PERCENTAGE
AMOUNT OF               OF THE           OF THE           OF THE
INVESTMENT              PUBLIC             NET            PUBLIC
IN SINGLE              OFFERING          AMOUNT          OFFERING
TRANSACTION              PRICE          INVESTED           PRICE
------------------  ---------------  ---------------  ---------------
Less than
  $50,000.........           4.75%            4.99%           4.00%
$50,000 but less
  than $100,000...           4.00             4.17            3.25
$100,000 but less
  than $250,000...           3.75             3.90            3.00
$250,000 but less
  than $500,000...           2.50             2.56            2.00
$500,000 but less
  than
  $1,000,000......           2.00             2.04            1.60



PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. Shares purchased prior to June 1, 1998 without a sales charge based on the aggregate purchase amount equal to at least $500,000 are subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.



Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the GT Global Mutual Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.


                               Prospectus Page 15

                          GT GLOBAL NEW DIMENSION FUND

Purchases of Class B shares of the GT Global Mutual Funds and The AIM Family of Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.



The term "purchaser" means:



/ / an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);



/ / a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Code, provided that:



  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);



  b. each transmittal must be accompanied by a single check or wire transfer;
     and



  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;



/ / a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;



/ / a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective
    Simplified Employee Pension account ("SARSEP"), a Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;



/ / any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or



/ / the discretionary advised accounts of AIM or A I M Capital Management, Inc.
    ("AIM Capital").



SALES CHARGE WAIVERS -- CLASS A SHARES. The following persons may purchase Class A shares of the Fund through AIM Distributors without payment of an initial sales charge: (a) AIM Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the GT Global Mutual Funds or funds of The AIM Family of Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the GT Global Mutual Funds or funds of The AIM Family of Funds in connection with such services; (i) employees of Triformis Inc.; (j) shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October 1989,


                               Prospectus Page 16

                          GT GLOBAL NEW DIMENSION FUND

and who have continuously held shares in the GT Global Mutual Funds since that time.



In addition, shares of any GT Global Mutual Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 Letter of Intent, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the GT Global Mutual Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable GT Global Mutual Fund. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the GT Global Mutual Funds sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, and plus 0.25% of amounts in excess of $20 million of such purchases.



AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND. AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the GT Global Mutual Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "How to Make Exchanges."



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in the Fund have a one time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege (although loss thereon might not be deductible as a result of such exercise). See "Dividends, Other Distributions and Federal Income Taxation."



REDUCED SALES CHARGE PLANS. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. Investors should contact Financial Institution or the Transfer Agent for more information.



RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) and funds of The AIM Family of Funds plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) and funds of The AIM Family of Funds already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their Financial Institution, the Transfer Agent or AIM Distributors sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR
FUND).


                               Prospectus Page 17

                          GT GLOBAL NEW DIMENSION FUND


LETTER OF INTENT. In executing a Letter of Intent ("LOI"), an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Fund and the Class A shares of other GT Global Mutual Funds (other than shares of GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).



If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to AIM Distributors of a higher applicable sales charge.



For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualifications for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE. A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF CLASS A SHARES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18 MONTH PERIOD, shares of any GT Global Mutual Fund which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000,
(b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the GT Global Mutual Funds and AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the GT Global Mutual Funds and AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer by AIM Distributors;


                               Prospectus Page 18

                          GT GLOBAL NEW DIMENSION FUND

and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Shareholders who purchased $500,000 or more of Class A shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998".


                           PURCHASING CLASS B SHARES

The public offering price of the Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment. Class B shares may not be purchased for a Savings Incentive Match Plan for Employees IRA ("SIMPLE IRA") for which a designated financial institution was selected by the employer on Form 5305-SIMPLE. However, Class B shares may be purchased for SIMPLE IRAs using Form 5304-SIMPLE. In addition, Class A shares may be purchased for all SIMPLE IRAs.


Class B shares may be redeemed on any business day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.



                              CONTINGENT DEFERRED SALES
                                CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE     AMOUNT SUBJECT TO CHARGE
---------------------------  ---------------------------
First......................              5%
Second.....................              4%
Third......................              3%
Fourth.....................              3%
Fifth......................              2%
Sixth......................              1%
Seventh and Following......             None



In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge, the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at the contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.

Class B shares that are acquired pursuant to the exchange privilege during a tender offer by GT Global Floating Rate Fund, Inc. ("Floating Rate Fund") will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the common stock of the Floating Rate Fund. The purchase of Class B shares of the Fund will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any contingent deferred sales charge will be payable to AIM Distributors.


                               Prospectus Page 19

                          GT GLOBAL NEW DIMENSION FUND

                          CONVERSION OF CLASS B SHARES


Class B shares automatically will convert to Class A shares as of the close of business on the last business day of the month in which the seventh anniversary of the initial issuance of such Class B shares occurs. The conversion will be affected at the relative net asset value per share of each class. At the time of conversion, a portion of Class B shares purchased through reinvestment of dividends or other distributions ("Dividend Shares") also will convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of converting Class B non-Dividend Shares to the total Class B non-Dividend Shares held by the shareholder. Following such conversion of Class B shares, investors will be relieved of the higher Rule 12b-1 plan payments associated with Class B shares. Class B shares of the other GT Global Mutual Funds have a conversion feature that is one year longer than the Fund's Class B conversion feature. If a shareholder exchanges Class B shares of the Fund for Class B shares of any other GT Global Mutual Fund, he or she will be subject to the longer conversion feature of the other GT Global Mutual Fund. See "How to Make Exchanges."


                           PURCHASING CLASS C SHARES


The public offering price of the Class C shares of the Fund is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge of 1% of the net asset value at the time of purchase or sale, whichever is less, however, is charged on shares sold within one year of purchase. Because the Class C shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment. Class C shares of the Fund may not be purchased for a SIMPLE IRA for which a designated financial institution was selected by the employer on Form 5305-SIMPLE. However, Class C shares of the Fund may be purchased for SIMPLE IRAs using Form 5304-SIMPLE. In addition, Class A shares may be purchased for all SIMPLE IRAs.



Class C shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than one year after their purchase. Redemptions of most other Class C shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any contingent deferred sales charge will be payable to AIM Distributors.



                              CONTINGENT DEFERRED
                              SALES CHARGE WAIVERS



Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans'), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a GT Global Mutual Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in this Prospectus of such GT Global Mutual Fund, and (5) effected by AIM of its investment in Class B shares.



Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability. Waiver category (2) above applies only to redemptions resulting from:



(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular GT Global Mutual Fund;



(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;



(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or


                               Prospectus Page 20

                          GT GLOBAL NEW DIMENSION FUND

    Class C shares of one or more GT Global Mutual Funds;



(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and



(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.



Shareholders who purchased Class B or Class C shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998."


           PROGRAMS APPLICABLE TO CLASS A, CLASS B AND CLASS C SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A, Class B or Class C shares of the Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or AIM Distributors for more information.



[DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A, Class B or Class C shares of the Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when the Fund's net asset value is relatively low and fewer shares when the Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in the Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A shares of the Fund in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their Financial Institution or AIM Distributors for more information.]



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program is not available for Class C shares. This Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under this Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under this Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the GT Global Mutual Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of GT Global Mutual Fund(s) that have appreciated most during the period being exchanged for shares of GT Global Mutual Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in this Program


                               Prospectus Page 21

                          GT GLOBAL NEW DIMENSION FUND
does not assure that a shareholder will profit from purchases under the Program, nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. The Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.


                               Prospectus Page 22

                          GT GLOBAL NEW DIMENSION FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Class A and Class B shares of the Fund may be exchanged for shares of the same class of any other GT Global Mutual Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Class A shares of the Fund also may be exchanged for Class A shares of funds of The AIM Family of Funds and for AIM Cash Reserve Shares of the AIM Money Market Fund. However, purchases of Class A shares of GT Global Mutual Funds of $1,000,000 or more that are subject to a contingent deferred sales charge may not be exchanged for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund, or AIM Tax-Exempt Cash Fund. Exchanges into The AIM Family of Funds will be based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. Class C shares may be exchanged for Class C shares of funds of The AIM Family of Funds but currently may not be exchanged for shares of any GT Global Mutual Fund. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange.



EXCHANGES OF CLASS B SHARES. Although currently no exchanges are permitted between the Fund and funds of The AIM Family of Funds with respect to Class B shares, the Board of Trustees anticipates that such exchanges will be offered on or about October 1, 1998. If Class B shares of the Fund are exchanged for Class B shares of any other GT Global Mutual Fund, the acquired shares will be subject to an eight year, rather than a seven year, conversion feature. Thus, the acquired shares will convert to Class A shares eight years following the end of the calendar month in which the original Class B shares were issued. This eight year conversion feature will apply regardless of whether an investor subsequently exchanges back into Class B shares of the Fund.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." The GT Global Mutual Funds and The AIM Family of Funds include the following:



  - AIM ADVISOR FLEX FUND


  - AIM ADVISOR INTERNATIONAL VALUE FUND


  - AIM ADVISOR LARGE CAP VALUE FUND


  - AIM ADVISOR MULTIFLEX FUND


  - AIM ADVISOR REAL ESTATE FUND


  - AIM AGGRESSIVE GROWTH FUND


  - AIM ASIAN GROWTH FUND


  - AIM BALANCED FUND


  - AIM BLUE CHIP FUND


  - AIM CAPITAL DEVELOPMENT FUND


  - AIM CHARTER FUND


  - AIM CONSTELLATION FUND


  - AIM EUROPEAN DEVELOPMENT FUND


  - AIM GLOBAL AGGRESSIVE GROWTH FUND


  - AIM GLOBAL GROWTH FUND


  - AIM GLOBAL INCOME FUND


  - AIM GLOBAL UTILITIES FUND


  - AIM HIGH INCOME MUNICIPAL FUND


  - AIM HIGH YIELD FUND


  - AIM INCOME FUND


  - AIM INTERMEDIATE GOVERNMENT FUND


  - AIM INTERNATIONAL EQUITY FUND


  - AIM LIMITED MATURITY TREASURY FUND


  - AIM MONEY MARKET FUND


  - AIM MUNICIPAL BOND FUND


  - AIM SELECT GROWTH FUND


  - AIM TAX-EXEMPT BOND FUND OF CONNECTICUT


  - AIM TAX-EXEMPT CASH FUND


  - AIM TAX-FREE INTERMEDIATE FUND


  - AIM VALUE FUND


  - AIM WEINGARTEN FUND


  - GT GLOBAL AMERICA SMALL CAP GROWTH FUND


  - GT GLOBAL AMERICA MID CAP GROWTH FUND


  - GT GLOBAL AMERICA VALUE FUND


  - GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - GT GLOBAL DEVELOPING MARKETS FUND


  - GT GLOBAL DOLLAR FUND


  - GT GLOBAL EMERGING MARKETS FUND


  - GT GLOBAL EUROPE GROWTH FUND


  - GT GLOBAL FINANCIAL SERVICES FUND


  - GT GLOBAL GOVERNMENT INCOME FUND


  - GT GLOBAL GROWTH & INCOME FUND


  - GT GLOBAL HEALTH CARE FUND


                               Prospectus Page 23

                          GT GLOBAL NEW DIMENSION FUND


  - GT GLOBAL HIGH INCOME FUND


  - GT GLOBAL INFRASTRUCTURE FUND


  - GT GLOBAL INTERNATIONAL GROWTH FUND


  - GT GLOBAL JAPAN GROWTH FUND


  - GT GLOBAL LATIN AMERICA GROWTH FUND


  - GT GLOBAL NATURAL RESOURCES FUND


  - GT GLOBAL NEW DIMENSION FUND


  - GT GLOBAL NEW PACIFIC GROWTH FUND


  - GT GLOBAL STRATEGIC INCOME FUND


  - GT GLOBAL TELECOMMUNICATIONS FUND


  - GT GLOBAL WORLDWIDE GROWTH FUND



If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.



An investor interested in making an exchange should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain Financial Institutions may charge a fee for handling exchanges.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's Financial Institution or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's Financial Institution or to the Transfer Agent at the address set forth in the Shareholder Account Manual.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each GT Global Mutual Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 24

                          GT GLOBAL NEW DIMENSION FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B or Class C shares or, in limited circumstances, Class A shares), and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns more than one class of shares, the shareholder must specify the class of shares to be redeemed.



REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS. Shareholders with accounts at Financial Institutions who sell shares of the Fund may submit redemption requests to such Financial Institutions. If the shares are held in the name of the Financial Institution, the redemption must be made through the Financial Institution. Financial Institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the Fund's shares' net asset value next determined after the Financial Institution receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the Financial Institution, credited to the shareholder's account at the Financial Institution at the election of the shareholder. Financial Institutions may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their Financial Institution for more details.



REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B or Class C shares or, in limited circumstances, Class A shares) or after an authorized institution (or its designee) has received orders, provided such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may

                               Prospectus Page 25

                          GT GLOBAL NEW DIMENSION FUND
not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A, Class B or Class C shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares. Systematic withdrawal plans offered by Financial Institutions may have different features. Accordingly, shareholders should contact their Financial Institution for more details.



OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Institution or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 26

                          GT GLOBAL NEW DIMENSION FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their Financial Institutions. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.


The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global Mutual Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE


An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:


    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE


Call the Transfer Agent at 1-800-223-2138.


EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE


Call the Transfer Agent at 1-800-223-2138.


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL


Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:


    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.


                               Prospectus Page 27

                          GT GLOBAL NEW DIMENSION FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. Net asset value is determined separately for each class of shares of the Fund. The assets of the Fund consist primarily of shares of the Underlying Theme Funds, which are valued daily at their respective net asset values at the time of computation. Other Fund assets are valued at current market price or, if unavailable, at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.


The different service and distribution fees borne by each class of shares of the Fund will result in different net asset values. The per share net asset value of the Class B and Class C shares generally will be lower than that of the Class A shares because of the higher service and distribution fees borne by the Class B and Class C shares. The per share net asset value of the Advisor Class shares generally will be higher than that of the Class A, Class B and Class C shares because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential among the classes.


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends paid to it from each Underlying Theme Fund's net investment income (if any) less applicable expenses. The Fund also annually distributes substantially all of its realized net capital gains, if any, which consist of (1) distributions to it from each Underlying Theme Fund's realized net capital gains, if any, and (2) net gains realized from the Fund's disposition of shares of the Underlying Theme Funds (which dispositions generally are occasioned by reallocating the Fund's assets among the Underlying Theme Funds to reflect the MCSI weightings (see "Investment Objective and Policies") or by the need to make distributions and/ or payments of redemption proceeds in excess of available cash). The Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.



Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B and Class C shares will be lower than the per share income dividends on Class A shares as a result of the higher service and distribution fees applicable to Class B and Class C shares; and the per share income dividends on all such classes of shares will be lower than the per share income dividends on the Advisor Class shares of the Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:



/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or, with respect to Class A and Class B shares, in shares of the corresponding class of other GT Global Mutual Funds); or



/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or, with respect to Class A and Class B shares, in shares


                               Prospectus Page 28

                          GT GLOBAL NEW DIMENSION FUND
    of the corresponding class of other GT Global Mutual Funds); or


/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or, with respect to Class A and Class B shares, in shares of the corresponding class of other GT Global Mutual Funds); or


/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased) even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income, consisting generally of net investment income and net short-term capital gain ("taxable income"), and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders.

Dividends paid to the Fund from an Underlying Theme Fund's taxable income (which may include net gains from certain foreign currency transactions) are included in the Fund's taxable income, and dividends from the latter (whether paid in cash or reinvested in additional shares) are taxable to the Fund's shareholders as ordinary income to the extent of its earnings and profits. Distributions of the Fund's net capital gain (consisting of (1) distributions to it from each Underlying Theme Fund's net capital gain, when designated as such, and (2) net gains realized from the Fund's disposition of an Underlying Theme Fund's shares held for more than twelve months), when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are paid in cash or reinvested in additional shares.


Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. A notice issued by the Internal Revenue Service in November 1997 permits the Fund to divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and requires its shareholders to treat those portions accordingly.



The Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year. The information regarding capital gain distributions designates the portions of those distributions that are subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.


The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days

                               Prospectus Page 29

                          GT GLOBAL NEW DIMENSION FUND
after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund or a fund of The AIM Family of Funds generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or of any other GT Global Mutual Fund or a fund of The AIM Family of Funds on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the agreement with State Street Bank and Trust Company as the custodian and the transfer agency agreement with GT Global Investors Services, Inc., an affiliate of the Sub-adviser. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Subject to the supervision and direction of the Trust's Board of Trustees, the Sub-adviser will ensure that the Fund's assets are invested in the Underlying Theme Funds according to the formula and pre-determined percentages described in the "Investment Objective and Policies" section of this Prospectus. The Sub-adviser will determine how the Fund's assets will be invested in short-term investments and place all purchase and sale orders for such instruments and for the Underlying Theme Funds. The Sub-adviser provides the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. The Sub-adviser also serves as the Fund's pricing and accounting agent. Finally, the Sub-adviser will initially assume all costs of the Fund's operation, except for service and distribution fees described below and non-recurring and extraordinary expenses. The Fund, as a shareholder in the Underlying Theme Funds, indirectly will bear its proportionate share of any investment management fees and other expenses paid by the Underlying Theme Funds.



AIM and the Sub-adviser provide investment management and/or administration services to the


                               Prospectus Page 30

                          GT GLOBAL NEW DIMENSION FUND

GT Global Mutual Funds. The Sub-adviser and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Sub-adviser are located at 50 California street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Fund pursuant to a master investment advisory
agreement, dated as of               , 1998 (the "Advisory Agreement"). AIM was
organized in 1976 and, together with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory
agreement dated as of               , 1998. On May   , 1998, Liechtenstein
Global Trust AG ("GT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired GT's Asset Management Division, which includes the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the GT Global Mutual Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world in seeking each Fund's investment objective.


While the Fund will not be actively managed or have a portfolio manager, the Underlying Theme Funds are actively managed by teams of investment professionals. At least semi-annually the Fund will rebalance the Fund's assets among the Underlying Theme Funds according to the MSCI weighting as of the last business day of the preceding month.


DISTRIBUTION OF FUND SHARES. The Trust has entered into master distribution agreements relating to the Fund (the "Distribution Agreements"), dated
              , 1998, with AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Distribution Agreements provide AIM Distributors with the exclusive rights to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreements, AIM Distributors acts as the distributor of Class A, Class B and Class C shares of the Fund. As distributor, AIM Distributors collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A, Class B and Class C shares. AIM Distributors reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." AIM Distributors also pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares and pays a commission equal to 1.00% of the amount invested to broker/dealers who sell Class C shares. From time to time, AIM Distributors may pay commissions in excess of these amounts. Commissions are not paid on exchanges or certain reinvestments in Class B or Class C shares. In addition, with respect to all three classes of shares, AIM Distributors makes ongoing payments to broker/ dealers for distribution and service activities in accordance with the Rule 12b-1 plans described below.



AIM Distributors, at its own expense, may provide additional promotional incentives to broker/ dealers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional


                               Prospectus Page 31

                          GT GLOBAL NEW DIMENSION FUND

incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of GT Global Mutual Funds, and/or other events sponsored by the broker/dealers. In addition, AIM Distributors makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.



In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the GT Global Mutual Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable GT Global Mutual Fund's shares or the amount that any particular GT Global Mutual Fund will receive as proceeds from such sales. Dealers may not use sales of the GT Global Mutual Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $l7 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.



AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the GT Global Mutual Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.



The Trust has adopted a Master Distribution Plan applicable to Class A and Class C shares of the Fund (the "Class A and C Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class C shares of the Fund. Under the Class A and C Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund and an aggreagate amount of 1.00% of the average daily net assets of Class C shares of the Fund.



The Trust also has adopted a Master Distribution Plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets of Class B shares of the Fund.



The Class A and C Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A, Class B and Class C


                               Prospectus Page 32

                          GT GLOBAL NEW DIMENSION FUND

shares of the Fund. Payments also can be directed by AIM Distributors to selected dealers and financial institutions who have entered into service agreements with respect to Class A, Class B and Class C shares of the Fund and who provide continuing personal services to their customers who own Class A, Class B and Class C shares of the Fund. The service fees payable to selected dealers and financial institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's or dealer's customers' accounts that were purchased on or after a prescribed date set forth in the Plans. Any amounts not payable as a service fee would constitute an asset-based sales charge. Payments under the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.



The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.



Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.



Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund, in making such payments. For additional information concerning the operation of the Plans see the Statement of Additional Information.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


SPECIAL SERVICING AGREEMENT. Until the Special Servicing Agreement described below is entered into, AIM and the Sub-adviser will pay all the expenses of the Fund, excluding service and distribution fees and certain non-recurring and extraordinary expenses. Expenses initially paid by AIM and the Sub-adviser will include fees and expenses of the Fund's accounting agent; legal, auditing and accounting expenses; taxes; fees and expenses of the Transfer Agent; fees and expenses of registering or qualifying the Fund's shares for sale; fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with AIM or the Sub-adviser; the cost of printing and distributing reports and notices to existing shareholders; and fees and expenses incurred in connection with membership in investment company organizations.



An exemptive application has been filed with the SEC requesting relief from certain provisions of the 1940 Act to permit the Fund, AIM, the Sub-adviser, the Underlying Theme Funds and the Transfer Agent to enter into a Special Servicing Agreement ("Agreement"). A private letter ruling has also been requested from the Internal Revenue Service concerning this arrangement. If relief is obtained, all the Fund's expenses except for service and distribution fees and certain non-recurring and extraordinary expenses will be paid for in accordance with the Agreement. Under the Agreement, to the extent that the aggregate expenses of the Fund are less than the estimated savings to the


                               Prospectus Page 33

                          GT GLOBAL NEW DIMENSION FUND

Underlying Theme Funds from the operation of the Fund, each Underlying Theme Fund will bear those expenses in proportion to the average daily value of its shares owned by the Fund and/or the number of shareholder accounts at the Fund. The estimated savings are expected to result from the reduction of the Underlying Theme Funds' shareholder servicing costs due to the elimination of separate shareholder accounts that either currently are or have potential to be invested in the Underlying Theme Funds. The estimated savings produced by the operation of the Fund may offset most, if not all, the expenses incurred by the Fund other than service and distribution fees. To the extent that the Fund's expenses exceed the aggregate financial benefits to the Underlying Theme Funds, the Sub-adviser will pay that excess.


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by the Fund to shareholders is reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust
on May   , 1998. Prior to June 1, 1998, the Trust operated under the name "GT
Global Series Trust," a Massachusetts business trust organized on August 26, 1996. The Trust currently consists of one series. From time to time, the Trust may establish other series, each holding a distinct investment portfolio and issuing a distinct series of the Trust's shares. Shares of each series are entitled to one vote per share (with proportional voting for fractional shares) and are transferable. Shareholders have no preemptive or conversion rights.


If any additional series of the Trust are established, on any matter submitted to a vote of shareholders, shares of each series will be voted by its shareholders individually when the matter affects the specific interest of that series only, such as approval of its investment management arrangements. The shares of the Trust's series would be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Trust's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Fund would be required to hold a shareholders' meeting if at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees continue to hold office until their successors are elected and have qualified. Fund shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Trust's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Trust to assist shareholders in calling such a meeting.


Pursuant to the Trust's Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other Fund shares and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges, except that each class has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Fund shares, when issued, are fully paid and nonassessable.



YEAR 2000 COMPLIANCE PROJECT. In providing services to the GT Global Mutual Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the GT Global Mutual Funds and their shareholders.


                               Prospectus Page 34

                          GT GLOBAL NEW DIMENSION FUND


To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of GT Global Mutual Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will ensure that any systems subsequently acquired are Year 2000 compliant.



SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll-free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111.



TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM, and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is custodian of the assets of the Fund.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser, GT Global and the Transfer Agent in connection with other matters.



INDEPENDENT ACCOUNTANTS. The Fund's independent accountants are
                        , One Post Office Square, Boston, MA 02109.
                        conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns, and consults with the Trust and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 35

                          GT GLOBAL NEW DIMENSION FUND

                                  PERFORMANCE

--------------------------------------------------------------------------------

FUND PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare the performance to other measures of investment return, the Fund also may include other total return performance data ("Non-Standardized Return") in advertisements, sales literature and shareholder reports. Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data will reflect past performance and will not necessarily be indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions and the composition of the Underlying Theme Funds' portfolios. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


UNDERLYING THEME FUND PERFORMANCE. The Fund has a limited history and therefore a limited performance record. Thus, the performance shown below is not the performance of the Fund, but instead reflects the performance of the Underlying Theme Funds. The following table shows the average annual total returns of Class A and Class B shares of each Underlying Theme Fund for the most recent one- and five-year periods (as applicable) and for the life of the Underlying Theme Funds. The performance information reflects deduction of the maximum applicable sales charges. Returns would be higher if these charges were not reflected. The Fund invests in the Advisor Class shares of the Underlying Theme Funds, which are not subject to sales charges and distribution and service fees. However, Class A and Class B shares of the Fund are subject to their own sales charges and distribution and service fees.


                               Prospectus Page 36

                          GT GLOBAL NEW DIMENSION FUND


                                                                         AVERAGE ANNUAL TOTAL RETURN THROUGH 10/31/97
                                                                   ---------------------------------------------------------
                                                                       ONE YEAR           FIVE YEARS         LIFE OF FUND
                                                                   -----------------   -----------------   -----------------
UNDERLYING THEME FUND                                              CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
-----------------------------------------------------------------  -------   -------   -------   -------   -------   -------
Consumer Products and Services Fund..............................    5.30%     4.95%     n/a       n/a     27.70%(1) 28.59%(1)
Financial Services Fund..........................................   23.74%    24.13%     n/a       n/a     13.70%(2) 14.13%(2)
Health Care Fund.................................................   22.27%    22.75%    15.24%     n/a     15.23%(3) 20.09%(4)
Infrastructure Fund..............................................    4.18%     3.83%     n/a       n/a     8.30%(5)  8.60%(5)
Natural Resources Fund...........................................   16.81%    16.99%     n/a       n/a     18.64%(6) 19.17%(6)
Telecommunications Fund..........................................   12.11%    12.15%    13.88%     n/a     11.48%(7) 12.09%(8)



Past performance of the Underlying Theme Funds is not a guarantee of future results for either the Underlying Theme Funds or the Fund. Further information about each Underlying Theme Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by calling [(800) 824-1580] or contacting your financial adviser.

------------------
(1) The Consumer Products and Services Fund commenced operations on December 30, 1994.

(2) The Financial Services Fund commenced operations on May 31, 1994.

(3) Class A shares of the Health Care Fund were initially offered on August 7, 1989.

(4) Class B shares of the Health Care Fund were initially offered on April 1, 1993.

(5) The Infrastructure Fund commenced operations on May 31, 1994.

(6) The Natural Resources Fund commenced operations on May 31, 1994.

(7) Class A Shares of the Telecommunications Fund were initially offered on January 27, 1992.

(8) Class B shares of the Telecommunications Fund were initially offered on April 1, 1993.

                               Prospectus Page 37

                          GT GLOBAL NEW DIMENSION FUND

                                    APPENDIX

--------------------------------------------------------------------------------


The chart below shows the allocation of the 38 industries comprising the MSCI to the Underlying Theme Funds as of November 30, 1997.


                                            CONSUMER
                                          PRODUCTS AND    FINANCIAL    HEALTH      INFRA-      NATURAL       TELECOM-
MSCI AC WORLD INDEX INDUSTRY                SERVICES       SERVICES     CARE     STRUCTURE    RESOURCES    MUNICATIONS
----------------------------------------  -------------   ----------   -------   ----------   ----------   ------------

Aerospace and Military Technology.......                                           X
Appliances & Household Durables.........     X
Automobiles.............................     X
Banking.................................                    X
Beverages & Tobacco.....................     X
Broadcasting & Publishing...............     X                                                                X
Building Materials & Components.........                                           X
Business & Public Services..............     X
Chemicals...............................                                                        X
Construction & Housing..................                                           X
Data Processing & Reproduction..........     X
Electrical Components, Instruments......                                                                      X
Electrical & Electronics................                                           X                          X
Energy Equipment & Service..............                                                        X
Energy Sources..........................                                                        X
Financial Services......................                    X
Food & Household Products...............     X
Forest Products & Paper.................                                                        X
Gold Mines..............................                                                        X
Health & Personal Care..................                                X
Industrial Components...................                                           X
Insurance...............................                    X
Leisure & Tourism.......................     X
Machinery & Engineering.................                                           X
Merchandising...........................     X
Metals - Non Ferrous....................                                                        X
Metals - Steel..........................                                           X
Misc. Materials & Commodities...........                                                        X
Multi-Industry..........................     X
Real Estate.............................                    X
Recreation, Consumer Goods..............     X
Telecommunications......................                                           X                          X
Textiles & Apparel......................     X
Transportation - Airlines...............                                           X
Transportation - Road & Rail............                                           X
Transportation - Shipping...............                                           X
Utilities Electrical & Gas..............                                           X
Wholesale & International Trade.........     X

                               Prospectus Page 38

                          GT GLOBAL NEW DIMENSION FUND


                                     NOTES


--------------------------------------------------------------------------------

                          GT GLOBAL NEW DIMENSION FUND

                                GT GLOBAL FUNDS


  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT
  [1-800-824-1580.]


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND

Provides access to the growth potential of developing economies


GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in Europe


GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL SERIES TRUST, GT GLOBAL NEW DIMENSION FUND, A I M ADVISORS, INC., [CHANCELLOR GT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                            DIMPR801040M.726

                      [LOGO]GT GLOBAL NEW DIMENSION FUND:
                                 ADVISOR CLASS

                           PROSPECTUS -- JUNE 1, 1998


--------------------------------------------------------------------------------


GT GLOBAL NEW DIMENSION FUND (the "Fund") seeks long-term growth of capital. Unlike a typical mutual fund, which invests directly in portfolio securities, the Fund invests substantially all of its assets in shares of the GT Global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").


There is no assurance that the Fund will achieve its investment objective.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by [Chancellor GT Asset Management, Inc.] (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling [(800) 824-1580]. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).



FOR FURTHER INFORMATION, CALL [(800) 824-1580] OR CONTACT YOUR FINANCIAL
ADVISER.


---------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
         PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                  ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                               Prospectus Page 1

                          GT GLOBAL NEW DIMENSION FUND

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Investment Objective and Policies.........................................................          7
Description of the Underlying Theme Funds.................................................          8
Risk Factors and Special Considerations...................................................         10
How to Invest.............................................................................         13
How to Make Exchanges.....................................................................         15
How to Redeem Shares......................................................................         16
Shareholder Account Manual................................................................         18
Calculation of Net Asset Value............................................................         19
Dividends, Other Distributions and Federal Income Taxation................................         19
Management................................................................................         21
Other Information.........................................................................         22
Performance...............................................................................         25
Appendix..................................................................................         27

                               Prospectus Page 2

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Fund:                                       The Fund is a diversified series of GT Global Series Trust (the "Trust").
Investment Objective:          The Fund seeks long-term growth of capital.
Principal Investments:         The Fund invests, under normal circumstances, substantially all of its assets in shares of the following Underlying Theme Funds: GT
                               Global Consumer Products and Services Fund ("Consumer Products and
                               Services Fund"); GT Global Financial Services Fund ("Financial
                               Services Fund"); GT Global Health Care Fund ("Health Care Fund");
                               GT Global Infrastructure Fund ("Infrastructure Fund"); GT Global
                               Natural Resources Fund ("Natural Resources Fund"); and GT Global
                               Telecommunications Fund ("Telecommunications Fund"). The
                               allocation of the Fund's assets to the Underlying Theme Funds is governed strictly by a formula described herein. See "Investment
                               Objective and Policies."
                               There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value will fluctuate, reflecting fluctuations in the net asset value of the shares of the
                               Underlying Theme Funds. Investors should review the investment objectives and policies of the Fund and the Underlying Theme Funds carefully and consider their ability to assume these and other risks involved in purchasing shares of the Fund. See "Investment
                               Objective and Policies," "Description of the Underlying Theme
                               Funds" and "Risk Factors and Special Considerations." As a
                               recently organized entity, the Fund has a limited operating history.
                               AIM and the Sub-adviser and their worldwide asset management
Investment Managers:           affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a
                               significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises [over 50]
                               investment company portfolios. On              , 1998, AMVESCAP
                               PLC acquired the Asset Management Division of Liechtenstein Global
                               Trust AG ("GT"), which included the Sub-adviser and certain other affiliates.


                               Prospectus Page 3

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Advisor Class shares are offered through this Prospectus to [(a)
Advisor Class Shares:          trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least
                               $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with AMVESCAP PLC; and (e)
                               any of the companies composing or affiliated with AMVESCAP PLC.]
Shares Available Through:      Advisor Class shares are available through Financial Advisors (as defined herein) who have entered into agreements with the Fund's distributor, A I M Distributors, Inc. ("AIM Distributors") or
                               certain of its affiliates. See "How to Invest" and "Shareholder
                               Account Manual."
Exchange Privileges:           Advisor Class shares may only be exchanged for Advisor Class shares of the other GT Global Mutual Funds, which are open-end management investment companies sub-advised by the Sub-adviser.
                               See "How to Make Exchanges" and "Shareholder Account Manual."
Redemptions:                   Shares may be redeemed through the Fund's Transfer Agent. See "How to Redeem Shares" and "Shareholder Account Manual."
Dividends and Other            Dividends and capital gain distributions, if any, are paid
  Distributions:               annually.
Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares of the Fund or in Advisor Class shares of other GT Global Mutual Funds.
Net Asset Value:               Expected to be quoted daily in the financial section of most newspapers.


                               Prospectus Page 4

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in Advisor Class shares of the Fund are reflected in the following tables.


                                                                                            ADVISOR
                                                                                             CLASS
                                                                                            -------
SHAREHOLDER TRANSACTIONS COSTS:
  Maximum sales charge on purchase of shares (as a % of offering price)...................    None
  Sales charges on reinvested distributions to shareholders...............................    None
  Maximum deferred sales charges (as a % of net asset value at time of purchase or sale,
   whichever is less).....................................................................    None
  Redemption charges......................................................................    None
  Exchange fees...........................................................................    None
ANNUAL FUND OPERATING EXPENSES*:
 (AS A % OF AVERAGE NET ASSETS)
  Investment management fees..............................................................    None
  12b-1 distribution and service fees.....................................................    None
  Other expenses..........................................................................    None
                                                                                            -------
  Total Fund Operating Expenses...........................................................   0.00%
                                                                                            -------
                                                                                            -------


------------------

* The Annual Fund Operating Expenses are estimated for the Fund's initial fiscal period. "Other expenses" (including transfer agency, legal and audit fees and other operating expenses) initially will be borne by the Sub-adviser. Subject to receipt of an order of the SEC pursuant to a pending exemptive application and a private letter ruling issued by the Internal Revenue Service, such expenses may be shared by the Sub-adviser and the Underlying Theme Funds or the Underlying Theme Funds alone. See "Other Information -- Special Servicing Agreement." Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



In addition to the Annual Fund Operating Expenses shown above, the Fund, as a shareholder in the Underlying Theme Funds, indirectly bears its pro rata share of the fees and expenses incurred by the Underlying Theme Funds. As a result, the investment returns of the Fund reflect the expenses of the Underlying Theme Funds in which it holds shares. Because the Fund invests only in Advisor Class shares of the Underlying Theme Funds it pays no sales charge or 12b-1 distribution or service fees in connection with these investments. The following table shows the expense ratios applicable to Advisor Class shares of the Underlying Theme Funds for their fiscal years ended October 31, 1997.



                                                                                       EXPENSE RATIO OF ADVISOR CLASS SHARES
UNDERLYING THEME FUND                                                                                   (1)
-------------------------------------------------------------------------------------           ------------------
Consumer Products and Services Fund..................................................                 1.34%
Financial Services Fund..............................................................                 1.50%
Health Care Fund.....................................................................                 1.27%
Infrastructure Fund..................................................................                 1.50%
Natural Resources Fund...............................................................                 1.50%
Telecommunications Fund..............................................................                 1.29%


------------------

(1) AIM has undertaken to limit each Underlying Theme Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to a maximum level of 1.50% of the average daily net assets of such fund's Advisor Class shares.


                               Prospectus Page 5

                          GT GLOBAL NEW DIMENSION FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


The following table shows the aggregate expense ratio of each class of the Fund based on a weighted average of the expense ratios of Advisor Class shares of the Underlying Theme Funds in which the Fund was invested as of October 31, 1997, plus the Fund's total operating expenses. (1)



GT GLOBAL NEW DIMENSION FUND
(INCLUDING THE FUND'S INDIRECT PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING THEME       ESTIMATED AGGREGATE EXPENSE RATIO
FUNDS)                                                                                                     (2)
------------------------------------------------------------------------------------------  ---------------------------------
Advisor Class.............................................................................                   %


------------------

(1) These percentages do not necessarily reflect the current allocation of the Fund's assets to the Underlying Theme Funds or the allocation of the Fund's assets on any other date.



(2) Because of AIM's undertaking to limit each Underlying Theme Fund's expenses as described above, the Fund's aggregate expense ratio will not exceed 1.50% for Advisor Class shares.


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses of the Fund based upon the Fund's estimated aggregate expense ratio at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                                   ONE YEAR       THREE YEARS
                                                                                                 -------------  ---------------
Advisor Class shares...........................................................................    $               $



THE FOREGOING TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF FUTURE EXPENSES. THE FUND'S ACTUAL DIRECT AND INDIRECT EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The example assumes payment by the Fund of operating expenses at the level set forth under "Annual Fund Operating Expenses" above and of its indirect pro rata share of the Advisor Class share expenses of the Underlying Theme Funds, as described above.


The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's or any Underlying Theme Fund's projected or actual performance.

                               Prospectus Page 6

                          GT GLOBAL NEW DIMENSION FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------


The Fund seeks long-term growth of capital. Unlike a typical mutual fund, which invests directly in securities, the Fund invests, under normal circumstances, substantially all of its assets in the following Underlying Theme Funds:


    / / Consumer Products and Services Fund

    / / Financial Services Fund

    / / Health Care Fund

    / / Infrastructure Fund

    / / Natural Resources Fund

    / / Telecommunications Fund


The Sub-adviser exercises no discretion in investing the Fund's assets. Rather, the Sub-adviser periodically determines the allocation of the Fund's assets to the Underlying Theme Funds according to the industry weightings of the companies composing the Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). (The MSCI is a broad unmanaged index of global stock prices, comprising approximately 2,480 different issuers, located in 47 countries including both developed and developing countries as of November 30, 1997. Each of the 2,480 stocks is placed into one of 38 MSCI industry sectors.) The Sub-adviser assesses which of the Underlying Theme Funds can invest, as part of its primary focus, in each of these industries. For example, industries in the MSCI in which the Financial Services Fund invests include the Banking, Financial Services, Insurance and Real Estate industries. The percentage that those industries compose in the MSCI is the initial weighting assigned to the Financial Services Fund. Where two or more Underlying Theme Funds can invest in an industry, the weighting of that industry in the MSCI is split equally among each qualifying Underlying Theme Fund. See the Appendix for the allocation of the 38 industries to the Underlying Theme Funds. Of course, the Underlying Theme Funds do not invest necessarily in the same industries or the same companies that compose the MSCI. Because the percentage weight assigned to each industry in the MSCI changes over time and because the percentage of the Fund's assets invested in each Underlying Theme Fund will change over time, the Sub-adviser will rebalance the Fund's assets among the Underlying Theme Funds at least semi-annually. In addition, the Sub-adviser will invest incoming money in, and satisfy redemption requests by redeeming shares of, each Underlying Theme Fund according to the MSCI weighting as of the last business day of the preceding month.



As of October 31, 1997, the allocation of the Fund's assets to the Underlying Theme Funds was as follows:



Consumer Products and Services Fund.....     28.69%
Financial Services Fund.................     19.16%
Health Care Fund........................      8.80%
Infrastructure Fund.....................     11.89%
Natural Resources Fund..................     15.85%
Telecommunications Fund.................      8.02%



These percentages do not include cash or money market instruments held by the Fund and do not necessarily reflect the current allocation of the Fund's assets to the Underlying Theme Funds or the allocation of the Fund's assets on any other date.


The Fund is a more diversified investment than any single Underlying Theme Fund. However, because the Underlying Theme Funds are actively managed without any attempt to reflect the country, industry or company weightings of the MSCI, the Underlying Theme Funds will perform differently than the corresponding industry components of the MSCI, and the Underlying Theme Funds will perform differently than the overall MSCI. While the Fund does not therefore represent the performance of the MSCI, it does represent a globally diversified portfolio, with allocations among developed and emerging countries, industries and companies intended to achieve long-term growth of capital.

The Fund is designed to meet the needs of investors who seek professional money management services and who appreciate the advantages of diversification. The Fund by itself should not be considered a complete investment program. As a recently organized entity, the Fund has a limited operating history.

OTHER INFORMATION. The investment objective of the Fund may not be changed without the approval

                               Prospectus Page 7

                          GT GLOBAL NEW DIMENSION FUND

of a majority of its outstanding voting securities. As defined in the Investment Company Act of 1940, as amended ("1940 Act"), and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations as fundamental policies that also may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus, and in the Statement of Additional Information are not fundamental policies and may be changed by the Trust's Board of Trustees without shareholder approval.


--------------------------------------------------------------------------------

                               DESCRIPTION OF THE
                             UNDERLYING THEME FUNDS

--------------------------------------------------------------------------------


The following descriptions summarize the investment objectives and policies of the Underlying Theme Funds. There is no assurance that any Underlying Theme Fund will achieve its investment objective. The Statement of Additional Information includes more information about the investment policies of the Underlying Theme Funds. Investors desiring more information on an Underlying Theme Fund should call [(800) 824-1580] or contact their financial adviser for the Underlying Theme Funds' prospectus.



CONSUMER PRODUCTS AND SERVICES FUND. The Consumer Products and Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund. The Consumer Products and Services Portfolio invests in consumer products and services companies which, in the opinion of the Sub-adviser, have potential for above average, long-term growth in sales and earnings.



At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in such industries.



FINANCIAL SERVICES FUND. The Financial Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Financial Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.



At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the financial services industries.



HEALTH CARE FUND. The Health Care Fund's investment objective is long-term capital appreciation. It


                               Prospectus Page 8

                          GT GLOBAL NEW DIMENSION FUND
seeks its objective by investing primarily in equity securities of health care companies throughout the world.


At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Sub-adviser, stand to benefit from developments in the health care industries.



INFRASTRUCTURE FUND. The Infrastructure Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.



At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the infrastructure industries.



NATURAL RESOURCES FUND. The Natural Resources Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund.



At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common and preferred stocks and warrants to acquire such securities issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Sub-adviser, stand to benefit from developments in the natural resource industries.



TELECOMMUNICATIONS FUND. The Telecommunications Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.



At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Sub-adviser, stand to benefit from developments in the telecommunications industries.


                               Prospectus Page 9

                          GT GLOBAL NEW DIMENSION FUND

                                RISK FACTORS AND
                             SPECIAL CONSIDERATIONS

--------------------------------------------------------------------------------


INVESTING IN THE UNDERLYING THEME FUNDS. The investments of the Fund are concentrated in the Underlying Theme Funds, so the Fund's investment performance is directly related to the investment performance of the Underlying Theme Funds. The ability of the Fund to meet its investment objective is directly related to the allocation among those Underlying Theme Funds as well as the ability of the Underlying Theme Funds to meet their objectives. There is no assurance that the investment objective of the Fund or any Underlying Theme Fund will be achieved. The value of the Underlying Theme Funds' domestic and foreign investments varies in response to many factors. The value of equity securities held by an Underlying Theme Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by an Underlying Theme Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



Because each Underlying Theme Fund focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. The value of the shares of each Underlying Theme Fund will be especially susceptible to factors affecting the industries in which it focuses. In particular, each of the industries is subject to governmental regulation that may have a material effect on the products and services offered by companies in these industries.



UNDERLYING THEME FUNDS' INVESTMENT ALLOCATION. The Sub-adviser allocates each Underlying Theme Fund's (or its corresponding Portfolio's) assets among securities of countries and in currency denominations where opportunities for meeting each Underlying Theme Fund's investment objective are expected to be the most attractive. Each Underlying Theme Fund may invest substantially in securities denominated in foreign currencies. Under normal conditions, each Underlying Theme Fund invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.



In analyzing specific companies for possible investment the Sub-adviser, on behalf of the Underlying Theme Funds, ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In assessing companies for the Natural Resources Portfolio, the Sub-adviser will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.


FOREIGN INVESTMENTS. The Underlying Theme Funds' investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. By investing in foreign securities, the Underlying Theme Funds also have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true of an Underlying Theme Fund that invests in emerging markets. Many investments in emerging markets are considered speculative and therefore may offer greater return potential, but have significantly greater risk. Also, to the extent that an Underlying Theme Fund's investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect the fund's share price.

                               Prospectus Page 10

                          GT GLOBAL NEW DIMENSION FUND


LOWER QUALITY DEBT SECURITIES. The Fund may invest in an Underlying Theme Fund that invests in high yield, high risk securities, commonly known as "junk bonds." As a result, the Fund may be subject to some of the risks resulting from high yield investing. The Fund also may invest in Underlying Theme Funds that invest in medium grade bonds. Lower quality debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Lower rated and comparable unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.



ILLIQUID SECURITIES. The Underlying Theme Funds may invest in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid securities often sell at prices lower than similar securities that are liquid.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Underlying Theme Fund is authorized to enter into options, futures and forward currency transactions, although they might not enter into such transactions. Options, futures and forward currency transactions involve certain risks, which include: (1) dependence on the Sub-adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an Underlying Theme Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible loss of principal under certain conditions; and (6) the possible inability of an Underlying Theme Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for an Underlying Theme Fund to sell a security at a disadvantageous time, due to the need for the Underlying Theme Fund to maintain "cover" or to set aside securities in connection with hedging transactions.


INVESTING IN SMALLER COMPANIES. Each Underlying Theme Fund may invest in smaller companies that may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.


OTHER INVESTMENT PRACTICES OF THE UNDERLYING THEME FUNDS. In addition to the investment practices described in this Prospectus, the Underlying Theme Funds may engage in certain other investment practices, including lending their portfolio securities; purchasing securities on a when-issued or delayed delivery basis; entering into repurchase or reverse repurchase agreements; and borrowing money. Further information on the investment policies, practices and risks of the Underlying Theme Funds can be found in the Statement of Additional Information as well as the Underlying Theme Fund's prospectus and statement of additional information.



PURCHASES AND REDEMPTIONS. From time to time, the Underlying Theme Funds may experience relatively large purchases or redemptions due to rebalancing of the Fund by the Sub-adviser. This may have a material effect on the Underlying Theme Funds, because Underlying Theme Funds that experience redemptions as a result of the rebalancing may have to sell portfolio securities and because Underlying Theme Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Underlying Theme Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of


                               Prospectus Page 11

                          GT GLOBAL NEW DIMENSION FUND
securities, and such sales also may increase transaction costs.

MASTER-FEEDER STRUCTURE OF CERTAIN UNDERLYING THEME FUNDS. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, each seeks its investment objective by investing all of its investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio (each a "Portfolio"), respectively. Each Portfolio is a separate investment company. Because each such Underlying Theme Fund will invest only in its corresponding Portfolio, that Underlying Theme Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.


TEMPORARY DEFENSIVE STRATEGIES. The Underlying Theme Funds retain the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital the Sub-adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Underlying Theme Funds may invest up to 100% of their total assets in cash and/or high quality debt securities and money market instruments. To the extent an Underlying Theme Fund adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective.



In addition, pending investment of proceeds from new sales of the shares or to meet its ordinary daily cash needs, the Underlying Theme Funds may hold cash and/or may invest in high quality debt instruments and money market instruments. The Fund may hold cash and/or may invest in money market instruments under similar circumstances. Money market instruments in which the Underlying Theme Funds and the Fund may invest include, but are not limited to, United States government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Service, Inc. or, if not rated, determined by the Sub-adviser to be of comparable quality.



PORTFOLIO TURNOVER. The Fund's portfolio turnover rate is expected to be low and is not anticipated to exceed 20% annually. The portfolio turnover rates of the Underlying Theme Funds and their corresponding Portfolios have ranged from 35% to 392% during their most recent fiscal years. There is no assurance that the turnover rates of the Underlying Theme Funds and their corresponding Portfolios will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the Underlying Theme Funds.



AFFILIATED PERSONS. The officers and trustees of the Trust currently serve as officers and trustees of the Underlying Theme Funds. The Sub-adviser also serves as investment adviser and/or administrator to the Underlying Theme Funds. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Fund and the Underlying Theme Funds.


                               Prospectus Page 12

                          GT GLOBAL NEW DIMENSION FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to [(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with AMVESCAP PLC; and
(e) any of the companies composing or affiliated with AMVESCAP PLC.] Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisers." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors or certain of its affiliates. Some of these institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by authorized institutions (or their designees) before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by the Fund on such day and will be effected that day, provided that such order is transmitted to the Transfer Agent prior to the time set for the receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The authorized institution (or its designee) will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.



THE FUND AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."



Fiduciaries and Financial Advisers may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Adviser or AIM Distributors.



PURCHASES BY BANK WIRE. Shares of the Fund may also be purchased by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who

                               Prospectus Page 13

                          GT GLOBAL NEW DIMENSION FUND

hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND RECOMMENDS THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. This Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under this Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under this Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the GT Global Mutual Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of GT Global Mutual Fund(s) that have appreciated most during the period being exchanged for shares of GT Global Mutual Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in this Program does not assure that a shareholder will profit from purchases under the Program, nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. The Fund and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.


                               Prospectus Page 14

                          GT GLOBAL NEW DIMENSION FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of the Fund may be exchanged for Advisor Class shares of any other GT Global Mutual Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the GT Global Mutual Funds currently include:


   -- GT GLOBAL AMERICA MID CAP GROWTH FUND
   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
   -- GT GLOBAL AMERICA VALUE FUND
   -- GT GLOBAL CONSUMER PRODUCTS AND
       SERVICES FUND

   -- GT GLOBAL DEVELOPING MARKETS FUND

   -- GT GLOBAL DOLLAR FUND
   -- GT GLOBAL EMERGING MARKETS FUND
   -- GT GLOBAL EUROPE GROWTH FUND
   -- GT GLOBAL FINANCIAL SERVICES FUND
   -- GT GLOBAL GOVERNMENT INCOME FUND
   -- GT GLOBAL GROWTH & INCOME FUND
   -- GT GLOBAL HEALTH CARE FUND
   -- GT GLOBAL HIGH INCOME FUND
   -- GT GLOBAL INFRASTRUCTURE FUND
   -- GT GLOBAL INTERNATIONAL GROWTH FUND
   -- GT GLOBAL JAPAN GROWTH FUND

   -- GT GLOBAL LATIN AMERICA GROWTH FUND

   -- GT GLOBAL NATURAL RESOURCES FUND
   -- GT GLOBAL NEW PACIFIC GROWTH FUND
   -- GT GLOBAL STRATEGIC INCOME FUND
   -- GT GLOBAL TELECOMMUNICATIONS FUND
   -- GT GLOBAL WORLDWIDE GROWTH FUND


Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact AIM Distributors.



EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Adviser. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each GT Global Mutual Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 15

                          GT GLOBAL NEW DIMENSION FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request.


Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent or an authorized institution (or its designees) has received the request in good order and any required supporting documentation provided that orders received by an authorized institution (or its designees) are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.


Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.



Shareholders automatically have telephone privileges to authorize redemptions. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received

                               Prospectus Page 16

                          GT GLOBAL NEW DIMENSION FUND

in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Adviser or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


AIM Distributors reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.



For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Adviser.


                               Prospectus Page 17

                          GT GLOBAL NEW DIMENSION FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. For more information, see "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation."

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:


    GT Global Mutual Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345


INVESTMENTS BY BANK WIRE


A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:


    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE


Call the Transfer Agent at 1-800-223-2138.


EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE


Call the Transfer Agent at 1-800-223-2138.


REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:


    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893


OVERNIGHT MAIL


Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:


    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS


Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.


                               Prospectus Page 18

                          GT GLOBAL NEW DIMENSION FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by dividing the value of its assets by the total number of Fund shares outstanding. Net asset value is determined separately for each class of shares of the Fund. The assets of the Fund consist primarily of the Underlying Theme Funds, which are valued at their respective net asset values at the time of computation. Other Fund assets are valued at current market price or, if unavailable, at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends paid to it from each Underlying Theme Fund's net investment income (if any) less applicable expenses. The Fund also annually distributes substantially all of its realized net capital gains, if any, which consist of (1) distributions to it from each Underlying Theme Fund's realized net capital gains, if any, and (2) net gains realized from the Fund's disposition of shares of the Underlying Theme Funds (which dispositions generally are occasioned by reallocating the Fund's assets among the Underlying Theme Funds to reflect the MCSI weightings (see "Investment Objective and Policies") or by the need to make distributions and/or payments of redemption proceeds in excess of available cash). The Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares will be higher than the per share income dividends on shares of other classes of the Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY
ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

                               Prospectus Page 19

                          GT GLOBAL NEW DIMENSION FUND

Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased) even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income, consisting generally of net investment income and net short-term capital gain ("taxable income"), and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders.

Dividends paid to the Fund from an Underlying Theme Fund's taxable income (which may include net gains from certain foreign currency transactions) are included in the Fund's taxable income, and dividends from the latter (whether paid in cash or reinvested in additional shares) are taxable to the Fund's shareholders as ordinary income to the extent of its earnings and profits. Distributions of the Fund's net capital gain (consisting of (1) distributions to it from each Underlying Theme Fund's net capital gain, when designated as such, and (2) net gains realized from the Fund's disposition of an Underlying Theme Fund's shares held for more than twelve months), when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are paid in cash or reinvested in additional shares.


Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. A notice issued by the Internal Revenue Service in November 1997 permits the Fund to divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and requires its shareholders to treat those portions accordingly.


The Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year. The information regarding capital gain distributions designates the portions of those distributions that are subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.


The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 20

                          GT GLOBAL NEW DIMENSION FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the agreement with State Street Bank and Trust Company as the custodian and the transfer agency agreement with GT Global Investors Services, Inc., an affiliate of the Sub-adviser. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Subject to the supervision and direction of the Trust's Board of Trustees, the Sub-adviser will ensure that the Fund's assets are invested in the Underlying Theme Funds according to the formula and pre-determined percentages described in the "Investment Objective and Policies" section of this Prospectus. The Sub-adviser will determine how the Fund's assets will be invested in short-term investments and place all purchase and sale orders for such instruments and for the Underlying Theme Funds. The Sub-adviser provides the following administration services to the Fund: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. The Sub-adviser also serves as the Fund's pricing and accounting agent. Finally, the Sub-adviser will initially assume all costs of the Fund's operation, except for service and distribution fees imposed on Class A, Class B and Class C shares and non-recurring and extraordinary expenses. The Fund, as a shareholder in the Underlying Theme Funds, indirectly will bear its proportionate share of any investment management fees and other expenses paid by the Underlying Theme Funds.



AIM and the Sub-adviser provide investment management and/or administration services to the GT Global Mutual Funds. The Sub-adviser and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Sub-adviser are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Fund pursuant to a master investment advisory
agreement, dated as of               , 1998 (the "Advisory Agreement"). AIM was
organized in 1976 and, together with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory
agreement dated as of               , 1998. On May   , 1998, Liechtenstein
Global Trust AG ("GT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired GT's Asset Management Division, which includes the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and


                               Prospectus Page 21

                          GT GLOBAL NEW DIMENSION FUND

retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the GT Global Mutual Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world in seeking each Fund's investment objective.


While the Fund will not be actively managed or have a portfolio manager, the Underlying Theme Funds are actively managed by teams of investment professionals. At least semi-annually the Fund will rebalance the Fund's assets among the Underlying Theme Funds according to the MSCI weighting as of the last business day of the preceding month.


DISTRIBUTION OF FUND SHARES. AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM is the distributor of the Fund's Advisor Class shares. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. AIM, the Sub-adviser, or their affiliates may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class Shareholder accounts.



AIM Distributors, at its own expense, may provide promotional incentives to broker/dealers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


SPECIAL SERVICING AGREEMENT. Until the Special Servicing Agreement described below is entered into, AIM and the Sub-adviser will pay all the expenses of the Fund, excluding service and distribution fees imposed on Class A, Class B and Class C shares and certain non-recurring and extraordinary expenses. Expenses initially paid by AIM and the Sub-adviser will include fees and expenses of the Fund's accounting agent; legal, auditing and accounting expenses; taxes; fees and expenses of the Transfer Agent; fees and expenses of registering or qualifying the Fund's shares for sale; fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with AIM or the Sub-adviser; the cost of printing and distributing reports and notices to existing shareholders; and fees and expenses incurred in connection with membership in investment company organizations.



An exemptive application has been filed with the SEC requesting relief from certain provisions of the 1940 Act to permit the Fund, AIM, the Sub-


                               Prospectus Page 22

                          GT GLOBAL NEW DIMENSION FUND

adviser, the Underlying Theme Funds and the Transfer Agent to enter into a Special Servicing Agreement ("Agreement"). A private letter ruling has also been requested from the Internal Revenue Service concerning this arrangement. If relief is obtained, all the Fund's expenses except for service and distribution fees imposed on Class A, Class B and Class C shares and certain non-recurring and extraordinary expenses will be paid for in accordance with the Agreement. Under the Agreement, to the extent that the aggregate expenses of the Fund are less than the estimated savings to the Underlying Theme Funds from the operation of the Fund, each Underlying Theme Fund will bear those expenses in proportion to the average daily value of its shares owned by the Fund and/or the number of shareholder accounts at the Fund. The estimated savings are expected to result from the reduction of the Underlying Theme Funds' shareholder servicing costs due to the elimination of separate shareholder accounts that either currently are or have potential to be invested in the Underlying Theme Funds. The estimated savings produced by the operation of the Fund may offset most, if not all, the expenses incurred by the Fund other than service and distribution fees. To the extent that the Fund's expenses exceed the aggregate financial benefits to the Underlying Theme Funds, the Sub-adviser will pay that excess.


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by the Fund to shareholders is reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust
on May   , 1998. Prior to June 1, 1998, the Trust operated under the name "GT
Global Series Trust," a Massachusetts business trust organized on August 26, 1996. The Trust currently consists of one series. From time to time, the Trust may establish other series, each holding a distinct investment portfolio and issuing a distinct series of the Trust's shares. Shares of each series are entitled to one vote per share (with proportional voting for fractional shares) and are transferable. Shareholders have no preemptive or conversion rights.


If any additional series of the Trust are established, on any matter submitted to a vote of shareholders, shares of each series will be voted by its shareholders individually when the matter affects the specific interest of that series only, such as approval of its investment management arrangements. The shares of the Trust's series would be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Trust's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Fund would be required to hold a shareholders' meeting if at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees continue to hold office until their successors are elected and have qualified. Fund shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Trust's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Trust to assist shareholders in calling such a meeting.

The Fund offers Advisor Class shares through this Prospectus to certain investors. The Fund also offers Class A, Class B and Class C shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of the Fund generally will be higher than that of the Class A, Class B and Class C shares of the Fund because of the higher expenses borne by the Class A, Class B and Class C shares. Consequently, during comparable periods, the Fund expects that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A, Class B or Class C shares.

                               Prospectus Page 23

                          GT GLOBAL NEW DIMENSION FUND


Pursuant to the Trust's Declaration of Trust, the Trust may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other Fund shares and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges, except that each class of shares of the Fund has exclusive voting rights with respect to its distribution plan, and each class bears the expenses, if any, related to the distribution of its shares. Fund shares, when issued, are fully paid and nonassessable.



SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll-free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111.



YEAR 2000 COMPLIANCE PROJECT. In providing services to the GT Global Mutual Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the GT Global Mutual Funds and their shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of GT Global Mutual Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will ensure that any systems subsequently acquired are year 2000 compliant.



TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is custodian of the assets of the Fund.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser, GT Global and the Transfer Agent in connection with other matters.



INDEPENDENT ACCOUNTANTS. The Fund's independent accountants are               ,
One Post Office Square, Boston, MA 02109.               conducts an annual audit
of the Fund, assists in the preparation of the Fund's federal and state income tax returns, and consults with the Trust and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 24

                          GT GLOBAL NEW DIMENSION FUND

                                  PERFORMANCE

--------------------------------------------------------------------------------

FUND PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare the performance to other measures of investment return, the Fund also may include other total return performance data ("Non-Standardized Return") in advertisements, sales literature and shareholder reports. Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data will reflect past performance and will not necessarily be indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, and the composition of the Underlying Theme Funds' portfolios. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


UNDERLYING THEME FUND PERFORMANCE. The Fund has a limited operating history and therefore a limited performance record. Thus, the performance shown below is not the performance of the Fund, but instead reflects the performance of the Underlying Theme Funds. The following table shows the average annual total returns of Class A and Class B shares of each Underlying Theme Fund for the most recent one- and five-year periods (as applicable) and for the life of the Underlying Theme Funds. The performance information reflects deduction of the maximum applicable sales charges. Returns would be higher if these charges were not reflected. The Fund invests in the Advisor Class shares of the Underlying Theme Funds, which are not subject to sales charges and distribution and service fees.


                               Prospectus Page 25

                          GT GLOBAL NEW DIMENSION FUND


                                                                           AVERAGE ANNUAL TOTAL RETURN THROUGH 10/31/97
                                                                   ------------------------------------------------------------
                                                                       ONE YEAR           FIVE YEARS           LIFE OF FUND
                                                                   -----------------   -----------------   --------------------
UNDERLYING THEME FUND                                              CLASS A   CLASS B   CLASS A   CLASS B    CLASS A    CLASS B
-----------------------------------------------------------------  -------   -------   -------   -------   ---------  ---------
Consumer Products and Services Fund..............................    5.30%     4.95%     n/a       n/a     27.70%(1)  28.59%(1)
Financial Services Fund..........................................   23.74%    24.13%     n/a       n/a     13.70%(2)  14.13%(2)
Health Care Fund.................................................   22.27%    22.75%    15.24%     n/a     15.23%(3)  20.09%(4)
Infrastructure Fund..............................................    4.18%     3.83%     n/a       n/a      8.30%(5)   8.60%(5)
Natural Resources Fund...........................................   16.81%    16.99%     n/a       n/a     18.64%(6)  19.17%(6)
Telecommunications Fund..........................................   12.11%    12.15%    13.88%     n/a     11.48%(7)  12.09%(8)



Past performance of the Underlying Theme Funds is not a guarantee of future results for either the Underlying Theme Funds or the Fund. Further information about each Underlying Theme Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by calling [(800) 824-1580] or contacting your financial adviser. Performance information for Advisor Class shares has not been included because of the limited period for which Advisor Class shares have been offered.

------------------
(1) The Consumer Products and Services Fund commenced operations on December 30, 1994.

(2) The Financial Services Fund commenced operations on May 31, 1994.

(3) Class A shares of the Health Care Fund were initially offered on August 7, 1989.

(4) Class B shares of the Health Care Fund were initially offered on April 1, 1993.

(5) The Infrastructure Fund commenced operations on May 31, 1994.

(6) The Natural Resources Fund commenced operations on May 31, 1994.

(7) Class A shares of the Telecommunications Fund were initially offered on January 27, 1992.

(8) Class B shares of the Telecommunications Fund were initially offered on April 1, 1993.

                               Prospectus Page 26

                          GT GLOBAL NEW DIMENSION FUND

                                    APPENDIX

--------------------------------------------------------------------------------


The chart below shows the allocation of the 38 industries comprising the MSCI to the Underlying Theme Funds as of November 30, 1997.


                                            CONSUMER
                                          PRODUCTS AND    FINANCIAL    HEALTH      INFRA-      NATURAL       TELECOM-
MSCI AC WORLD INDEX INDUSTRY                SERVICES       SERVICES     CARE     STRUCTURE    RESOURCES    MUNICATIONS
----------------------------------------  -------------   ----------   -------   ----------   ----------   ------------

Aerospace and Military Technology.......                                           X
Appliances & Household Durables.........     X
Automobiles.............................     X
Banking.................................                    X
Beverages & Tobacco.....................     X
Broadcasting & Publishing...............     X                                                                X
Building Materials & Components.........                                           X
Business & Public Services..............     X
Chemicals...............................                                                        X
Construction & Housing..................                                           X
Data Processing & Reproduction..........     X
Electrical Components, Instruments......                                                                      X
Electrical & Electronics................                                           X                          X
Energy Equipment & Service..............                                                        X
Energy Sources..........................                                                        X
Financial Services......................                    X
Food & Household Products...............     X
Forest Products & Paper.................                                                        X
Gold Mines..............................                                                        X
Health & Personal Care..................                                X
Industrial Components...................                                           X
Insurance...............................                    X
Leisure & Tourism.......................     X
Machinery & Engineering.................                                           X
Merchandising...........................     X
Metals - Non Ferrous....................                                                        X
Metals - Steel..........................                                           X
Misc. Materials & Commodities...........                                                        X
Multi-Industry..........................     X
Real Estate.............................                    X
Recreation, Consumer Goods..............     X
Telecommunications......................                                           X                          X
Textiles & Apparel......................     X
Transportation - Airlines...............                                           X
Transportation - Road & Rail............                                           X
Transportation - Shipping...............                                           X
Utilities Electrical & Gas..............                                           X
Wholesale & International Trade.........     X

                               Prospectus Page 27

                          GT GLOBAL NEW DIMENSION FUND

                                     NOTES

--------------------------------------------------------------------------------

                          GT GLOBAL NEW DIMENSION FUND

                                GT GLOBAL FUNDS


  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT
  [1-800-824-1580].


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND

Provides access to the growth potential of developing economies


GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND

Focuses on investment opportunities in Europe


GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL SERIES TRUST, GT GLOBAL NEW DIMENSION FUND, A I M ADVISORS, INC., [CHANCELLOR LGT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                            DIMPV801005M.726

                          GT GLOBAL NEW DIMENSION FUND


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                          Toll Free: [(800) 824-1580]
                      Statement of Additional Information
                                  June 1, 1998


--------------------------------------------------------------------------------


This Statement of Additional Information relates to Class A, Class B and Class C shares of GT Global New Dimension Fund (the "Fund"), a diversified series of GT Global Series Trust (the "Trust"), an open-end management investment company organized as a Delaware business trust. The Fund seeks its investment objective by investing substantially all of its assets in shares of the GT Global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and [Chancellor LGT Asset Management, Inc.] (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for, the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").



This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors of the Underlying Theme Portfolios..........................................................................     15
Investment Limitations...................................................................................................     21
Execution of Portfolio Transactions......................................................................................     26
Trustees and Executive Officers..........................................................................................     28
Management...............................................................................................................     30
Valuation of Fund Shares.................................................................................................     31
Information Relating to Sales and Redemptions............................................................................     32
Taxes....................................................................................................................     36
Additional Information...................................................................................................     38
Investment Results.......................................................................................................     39
Description of Debt Ratings..............................................................................................     47
Financial Statements.....................................................................................................     49


                   Statement of Additional Information Page 1

                          GT GLOBAL NEW DIMENSION FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT POLICIES OF THE FUND
The following supplements the information contained in the Prospectus concerning the investment policies of the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Fund are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent.

INVESTMENT POLICIES OF THE UNDERLYING THEME FUNDS
The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Underlying Theme Funds. More information about the investment policies and restrictions and the investment limitations of each Underlying Theme Fund is set forth in the Underlying Theme Funds' prospectus and statement of additional information.


The Underlying Theme Funds are diversified series of G.T. Investment Funds (the "Company"), a registered open-end management investment company. The GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), and GT Global Natural Resources Fund ("Natural Resources Fund") (each, a "Feeder Fund," and, collectively, the "Feeder Funds") each invests all of its investable assets in the Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.



Each Portfolio is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Underlying Theme Fund. Whenever the phrase "all of the Underlying Theme Fund's investable assets" is used herein, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Company's Board of Trustees determines that it is in the best interests of the Feeder Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Underlying Theme Funds' prospectus.


The investment objective of each Feeder Fund is long-term capital growth. The investment objectives of the GT Global Health Care Fund ("Health Care Fund") and the GT Global Telecommunications Fund ("Telecommunications Fund") are long-term capital appreciation and long-term capital growth, respectively. The Portfolios and the Health Care Fund and the Telecommunications Fund, together, are referred to herein as the "Underlying Theme Portfolios."

                   Statement of Additional Information Page 2

                          GT GLOBAL NEW DIMENSION FUND


SELECTION OF EQUITY INVESTMENTS. With respect to the Global Natural Resources Portfolio, the Sub-adviser has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.



With respect to the Telecommunications Fund, the Sub-adviser has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



There may be times when, in the opinion of the Sub-adviser, prevailing market, economic or political conditions warrant reducing the proportion of the Underlying Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the United States, or a foreign government. A portion of each Underlying Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Underlying Theme Fund shares to provide for ongoing expenses and to satisfy redemptions.



For each Underlying Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In certain countries, governmental restrictions and other limitations on investment may affect a Underlying Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Sub-adviser is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Underlying Theme Portfolios as described in the Underlying Theme Funds' prospectus and statement of additional information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Underlying Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Sub-adviser considers the political or economic situation to threaten a Underlying Theme Portfolio with substantial or total loss of its investment in such country or market.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Underlying Theme Portfolio may invest in the securities of investment companies within the limitations of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, an Underlying Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause an Underlying Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Underlying Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Feeder Funds in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Underlying Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS. An Underlying Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs,

                   Statement of Additional Information Page 3

                          GT GLOBAL NEW DIMENSION FUND
which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Underlying Theme Portfolio's investment policies, an Underlying Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS. Warrants or rights may be acquired by an Underlying Theme Portfolio in connection with other securities or separately and provide the Underlying Theme Portfolio with the right to purchase at a later date other securities of the issuer.


LENDING OF UNDERLYING THEME PORTFOLIO SECURITIES. For the purpose of realizing additional income, each Underlying Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Underlying Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loan of their securities. While the securities loan is outstanding, an Underlying Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. An Underlying Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. An Underlying Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk. The risks in lending Underlying Theme Portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


COMMERCIAL BANK OBLIGATIONS. For the purposes of each Underlying Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Underlying Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Underlying Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Underlying Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

                   Statement of Additional Information Page 4

                          GT GLOBAL NEW DIMENSION FUND


REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which an Underlying Theme Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the
Underlying Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Underlying Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines established by the Company's or Global Investment Portfolio's Board of Trustees (each a "Board" and, collectively, the "Boards"), as applicable. The Sub-adviser will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Underlying Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, an Underlying Theme Portfolio would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on an Underlying Theme Portfolio's ability to sell the collateral and it could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Underlying Theme Portfolio intends to comply with provisions under such code that would allow the immediate resale of such collateral. Each Underlying Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for the Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS. Each Underlying Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, I.E., the Underlying Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of an Underlying Theme Portfolio's securities holdings or other factors cause the ratio of its total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Underlying Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Underlying Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by an Underlying Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

Each Underlying Theme Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. However, each Underlying Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the applicable Board. If an Underlying Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of a Feeder Fund or an Underlying Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, an Underlying Theme Portfolio's earnings or a Feeder Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, an Underlying Theme Portfolio's earnings or a Feeder Fund's net asset value would decline faster than would otherwise be the case.


Each Underlying Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Underlying Theme Portfolio transfers possession of securities to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the securities in the future at an agreed upon price, which includes an interest component. Each Underlying Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Underlying Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Underlying Theme Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/ dealers. No segregation is required for reverse repurchase agreements with banks.



SHORT SALES. Each Underlying Theme Portfolio may make short sales of securities. A short sale is a transaction in which an Underlying Theme Portfolio sells a security in anticipation that the market price of that security will decline. An Underlying Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in


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                          GT GLOBAL NEW DIMENSION FUND
securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When an Underlying Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Underlying Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

An Underlying Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Underlying Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by it on such security, an Underlying Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time an Underlying Theme Portfolio replaces the borrowed security, it will incur a loss; conversely, if the price declines, the Underlying Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although an Underlying Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Underlying Theme Portfolio will make a short sale if, after giving effect to the sale, the market value of the securities sold short exceeds 25% of the value of its total assets or its aggregate short sales of the securities of any one issuer exceed the lesser of 2% of its net assets or 2% of the securities of any class of the issuer. Moreover, an Underlying Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange.

--------------------------------------------------------------------------------

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use by the Underlying Theme Portfolios of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an Underlying Theme Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Underlying Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Underlying


                   Statement of Additional Information Page 6

                          GT GLOBAL NEW DIMENSION FUND
    Theme Portfolio could suffer a loss. In either such case, the Underlying Theme Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, an Underlying Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Underlying Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Underlying Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Theme Portfolio sell a portfolio security at a disadvantageous time. The Underlying Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Underlying Theme Portfolio.

WRITING CALL OPTIONS

Each Underlying Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Underlying Theme Portfolios.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Underlying Theme Portfolio's investment objective. When writing a call option, an Underlying Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, an Underlying Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that an Underlying Theme Portfolio has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Underlying Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Underlying Theme Portfolios do not consider a security or currency covered by a call option to be "pledged" as that term is used in their policies that limit the pledging or mortgaging of their assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and an Underlying Theme Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that an Underlying Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Underlying Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit an Underlying Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

                   Statement of Additional Information Page 7

                          GT GLOBAL NEW DIMENSION FUND

Each Underlying Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, an Underlying Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

An  Underlying Theme  Portfolio will  realize a  profit or  loss from  a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by an Underlying Theme Portfolio.

WRITING PUT OPTIONS
Each Underlying Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


An Underlying Theme Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Underlying Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, an Underlying Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Underlying Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and an Underlying Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Underlying Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, an Underlying Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Underlying Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Underlying Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Underlying Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

An Underlying Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Underlying Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Underlying Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

                   Statement of Additional Information Page 8

                          GT GLOBAL NEW DIMENSION FUND

PURCHASING CALL OPTIONS
Each Underlying Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, an Underlying Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by an Underlying Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable an Underlying Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to an Underlying Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Underlying Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

An Underlying Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where an Underlying Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Underlying Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Underlying Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill its delivery obligations under its written call (if it is exercised). This strategy could allow the Underlying Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Underlying Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Underlying Theme Portfolio's total assets at the time of each purchase.

An Underlying Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives an Underlying Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives an Underlying Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. An Underlying Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to an Underlying Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which an Underlying Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. An Underlying Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. An Underlying Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by an Underlying Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Underlying Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula

                   Statement of Additional Information Page 9

                          GT GLOBAL NEW DIMENSION FUND
set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

An Underlying Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Underlying Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although an Underlying Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with it, there is no assurance that the Underlying Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Underlying Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When an Underlying Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When an Underlying Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When an Underlying Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Underlying Theme Portfolio's exercise of the put, to deliver to the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Underlying Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Underlying Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when an Underlying Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, an Underlying Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if an Underlying Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Underlying Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If an Underlying Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the

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exercised  option to fall out-of-the-money,  the Underlying Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Underlying Theme Portfolio may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. An Underlying Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Underlying Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce an Underlying Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, an Underlying Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Underlying Theme Portfolio realizes a gain; if it is more, the Underlying Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Underlying Theme Portfolio realizes a gain; if it is less, the Underlying Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that an Underlying Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If an Underlying Theme Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Underlying Theme Portfolio.

Each Underlying Theme Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that an Underlying
Theme Portfolio owns, or Futures Contracts will be purchased to protect an Underlying Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by an Underlying Theme Portfolio in order to initiate Futures trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Underlying Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

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Subsequent  payments,  called  "variation  margin,"  to  and  from  the  futures commission merchant through which the Underlying Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in an Underlying Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contracts and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If an Underlying Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Underlying Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less

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                          GT GLOBAL NEW DIMENSION FUND
than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If an Underlying Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

An Underlying Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that an Underlying Theme Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Underlying Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the applicable Board, without a shareholder vote. This limitation does not limit the percentage of an Underlying Theme Portfolio's assets at risk to 5%.

FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An Underlying Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. An Underlying Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

An Underlying Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. An Underlying Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, an Underlying Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, an Underlying Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Underlying Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the applicable Board.

An Underlying Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Underlying Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Underlying Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Underlying Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-

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term hedging strategy is  highly uncertain. Forward  Contracts involve the  risk that anticipated currency movements will not be predicted accurately, causing an Underlying Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring an Underlying Theme Portfolio to sell a currency, it either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which it will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, an Underlying Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. An Underlying Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to an Underlying Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities an Underlying Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
An Underlying Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Underlying Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Underlying Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


An Underlying Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Underlying Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Underlying Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, an Underlying Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by an Underlying Theme Portfolio) expose the Underlying Theme Portfolio to an obligation to another party. An Underlying Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Underlying Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of an Underlying Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Underlying Theme Portfolio's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                              RISK FACTORS OF THE
                          UNDERLYING THEME PORTFOLIOS

--------------------------------------------------------------------------------

DEBT SECURITIES
The value of the debt securities held by each Underlying Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Underlying Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Underlying Theme Portfolio in that market will be likely to decrease in value.

The Global Consumer Products and Services Portfolio, Global Infrastructure Portfolio and Global Natural Resources Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, those Portfolios will not invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's Investors Service, Inc. ("Moody") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to

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                          GT GLOBAL NEW DIMENSION FUND
meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features that permit the issuer to call or repurchase the security from an Underlying Theme Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Underlying Theme Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Underlying Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Underlying Theme Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Underlying Theme Portfolios to obtain accurate market quotations for purposes of valuing their portfolio investments. The Underlying Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Underlying Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. An Underlying Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Underlying Theme Portfolio may have limited legal recourse in the event of a default.


The Sub-adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.


ILLIQUID SECURITIES

Each Underlying Theme Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if an Underlying
Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which it values such securities. See "Investment Limitations of the Underlying Theme Funds and Portfolios." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are liquid.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, an Underlying Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Underlying Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Underlying Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by an Underlying Theme Portfolio, however, could affect adversely the marketability of

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such portfolio securities, and the Underlying Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the applicable Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser, in accordance with procedures approved by that Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers that make quotes for the security, (iii) the number of dealers that have undertaken to make a market in the security,
(iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities held by each Underlying Theme Portfolio and periodically reports such determinations to the applicable Board. If the liquidity percentage restriction of a Theme Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Theme Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Theme Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Theme Portfolio. The Sub-adviser believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises that are illiquid (collectively, "Special Situations") could enable an Underlying Theme Portfolio to achieve capital appreciation substantially exceeding the appreciation it would realize if it did not make such investments. However, in order to attempt to limit investment risk, each Underlying Theme Portfolio will invest no more than 5% of its total assets in Special Situations.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which an Underlying Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of an Underlying Theme Portfolio's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which an Underlying Theme Portfolio invests and adversely affect the value of its assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of an Underlying Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. An Underlying Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements

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                          GT GLOBAL NEW DIMENSION FUND

been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by an Underlying Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by an Underlying Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because each Underlying Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of an Underlying Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of an Underlying Theme Portfolio's holdings of securities and cash denominated in that currency and, therefore, will cause an overall decline in its and its corresponding Feeder Fund's net asset value (as applicable) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to the shareholders thereof. Moreover, if the value of the foreign currencies in which an Underlying Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of distributions, the Underlying Theme Portfolio may be required to liquidate securities if it has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Underlying Theme Portfolio values its assets daily in terms of U.S. dollars, the Underlying Theme Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Underlying Theme Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Theme Portfolio at one rate, while offering a lesser rate of exchange should an Underlying Theme Portfolio desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Theme Portfolio are uninvested and no return is earned thereon. The inability of an Underlying Theme Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to an Underlying Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Underlying Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of an Underlying Theme Portfolio's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on an Underlying Theme Portfolio's portfolio trading activities.


Each Underlying Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to (1) determining and monitoring the foreign custodian's financial strength, reputation and standing, (2) maintaining appropriate safeguards concerning an Underlying Theme Portfolio's investments, and (3) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Underlying Theme Portfolio's net investment income from securities of foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

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                          GT GLOBAL NEW DIMENSION FUND

    CONCENTRATION. To the extent an Underlying Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by an Underlying Theme Portfolio.


    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the United States, both factors which tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also

                  Statement of Additional Information Page 19
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                          GT GLOBAL NEW DIMENSION FUND
exist between South Korea and North Korea. In addition, the Underlying Theme Portfolios may invest in Hong Kong, which reverted to Chinese administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case an Underlying Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Underlying Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Underlying Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Underlying Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


                  Statement of Additional Information Page 20

                          GT GLOBAL NEW DIMENSION FUND

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

INVESTMENT LIMITATIONS OF THE FUND

FUNDAMENTAL LIMITATIONS. The following fundamental limitations of the Fund cannot be changed without the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares ("Required Vote").

The Fund will not:


        (1) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;


        (2) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;


        (4) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (5) Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.



Because of its investment objective and policies, the Fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Fund's investment program set forth in the Prospectus, the Fund may invest more than 25% of its assets in the Underlying Theme Funds.


NON-FUNDAMENTAL LIMITATIONS. The following investment limitations of the Fund are non-fundamental and may be changed by the vote of the Trust's Board of Trustees without shareholder approval.

The Fund will not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

                  Statement of Additional Information Page 21

                          GT GLOBAL NEW DIMENSION FUND

        (3) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contract or derivative instruments;

        (4) Engage in short sales of securities or maintain a short position, except that the Fund may maintain short positions in connection with its use of financial options an futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (5) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of any exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

If a percentage restriction on investment or utilization of assets is adhered to at the time of an investment or transaction, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's policies or restrictions.

Notwithstanding the forgoing investment limitations, the Fund may invest in Underlying Theme Funds that have adopted investment limitations that may be more or less restrictive than those listed above. As a result, the Fund may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each Underlying Theme Fund are described in its prospectus and statement of additional information.

Pursuant   to  Section  12(d)(1)(G)  of  the  1940  Act,  the  Fund  may  invest substantially all of its assets in the Underlying Theme Funds.


INVESTMENT LIMITATIONS OF THE UNDERLYING THEME FUNDS AND PORTFOLIOS



FEEDER FUNDS


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (each, a "Feeder Fund," and collectively, the "Feeder Funds") each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio (each a "Portfolio," and collectively, the "Portfolios"), respectively:



Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.



All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Trustees.



Each Portfolio has adopted the following investment limitations as fundamental policies that may not be changed without a Required Vote. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.



No Portfolio may:



        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (2) Purchase or sell physical commodities, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;



        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;


                  Statement of Additional Information Page 22

                          GT GLOBAL NEW DIMENSION FUND


        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;



        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or



        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.



The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:



        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;



        (2) Invest in companies for the purpose of exercising control or management;



        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;



        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;



        (5) Make any additional investments while borrowings exceed 5% of the Portfolio's total assets;



        (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company;



        (7) Purchase securities on margin, provided that each Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (8) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.



HEALTH CARE FUND


The Health Care Fund has adopted the following investment limitations as fundamental policies, which may not be changed without a Required Vote.


                  Statement of Additional Information Page 23

                          GT GLOBAL NEW DIMENSION FUND


The Health Care Fund may not:



        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Health Care Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (2) Engage in the business of underwriting securities of other issuers, except to the extent that the Health Care Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;



        (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;



        (4) Purchase or sell physical commodities, but the Health Care Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;



        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Health Care Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Health Care Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or



        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Health Care Fund's total assets would be invested in securities of that issuer or the Health Care Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Health Care Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.



Notwithstanding any other investment policy of the Health Care Fund, the Health Care Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.



The following investment policies of the Health Care Fund are not fundamental policies and may be changed by vote of the Health Care Fund's Board of Trustees without shareholder approval. The Health Care Fund will not:



        (1) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Health Care Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Health Care Fund's net assets;



        (2) Purchase securities on margin, provided that the Health Care Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Health Care Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activitie; or



        (4) Make any additional investment while borrowings exceed 5% of the Portfolio's total assets.



Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.



TELECOMMUNICATIONS FUND


The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which may not be changed without a Required Vote.


                  Statement of Additional Information Page 24

                          GT GLOBAL NEW DIMENSION FUND


The Telecommunications Fund may not:



        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Telecommunications Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (2) Purchase or sell physical commodities, but the Telecommunications Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;



        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Telecommunications Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;



        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;



        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Telecommunications Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Telecommunications Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or



        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Telecommunications Fund's total assets would be invested in securities of that issuer or the Telecommunications Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Telecommunications Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.



Notwithstanding any other investment policy of the Telecommunications Fund, the Telecommunications Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.



The following investment policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Telecommunications Fund may not:



        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;



        (2) Invest in companies for the purpose of exercising control or management;



        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;



        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;



        (5) Make any additional investments while borrowings exceed 5% of the Telecommunications Fund's total assets;



        (6) Purchase securities on margin, provided that the Telecommunications Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Telecommunications Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or


                  Statement of Additional Information Page 25

                          GT GLOBAL NEW DIMENSION FUND


        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.


--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

All orders for the purchase or sale of portfolio securities for the Fund (normally shares of the Underlying Theme Funds) are placed on behalf of the Fund by the Manager. As stated in the Prospectus, the Manager will exercise no discretion in investing the assets of the Fund other than to make investments in money market instruments and to rebalance the percentage of the Fund's assets in each Underlying Theme Fund.

Subject to policies established by the applicable Board, the Manager is responsible for the execution of each Underlying Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Underlying Theme Portfolio. In executing transactions, the Manager seeks the best net results for each Underlying Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Underlying Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of each Underlying Theme Portfolio, the Manager may select broker/dealers to execute that Underlying Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Underlying Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Manager under investment management and administration contracts. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Underlying Theme Portfolio and its other clients and that the total commissions paid by that Underlying Theme Portfolio will be reasonable in relation to the benefits it receive over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by an Underlying Theme Portfolio toward payment of its expenses, such as custodian fees.

                  Statement of Additional Information Page 26

                          GT GLOBAL NEW DIMENSION FUND

Investment decisions for an Underlying Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including an Underlying Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as an Underlying Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Underlying Theme Portfolio.

Under a policy adopted by the applicable Board, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Underlying Theme Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Underlying Theme Funds and such other portfolios.

Each Underlying Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by an Underlying Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which an Underlying Theme Portfolio may invest are generally traded in the OTC markets.


An Underlying Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Underlying Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. Both Boards have adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


                  Statement of Additional Information Page 27

                          GT GLOBAL NEW DIMENSION FUND

                             TRUSTEES AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international GT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.


--------------

* Mr. Guilfoyle is an "interested person" of the Trust as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                  Statement of Additional Information Page 28

                          GT GLOBAL NEW DIMENSION FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

Kenneth W. Chancey, 52                   Vice President -- Mutual Fund Accounting, [Chancellor LGT] since 1992; and Vice President,
Vice President and                       Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, [Chancellor LGT] since October 1997;
Vice President                           Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of LGT Asset
San Francisco, CA 94111                  Management, Inc., Chancellor LGT, GT Global, GT Services and G.T. Insurance from May 1994 to October 1996; Senior Vice President, General Counsel and Secretary of
                                         Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October
                                         1991 through May 1994.



[THERE MAY BE ADDITIONAL OFFICERS DESIGNATED PRIOR TO THE EFFECTIVE DATE OF THE
                            REGISTRATION STATEMENT.]


                            ------------------------


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and Officers of the Trust is also a Trustee and Officer of G.T. Investment Portfolios, G.T. Investment Funds, GT Global Floating Rate Fund, G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio, Growth Portfolio, Floating Rate Portfolio and Global High Income Portfolio, which also are registered investment companies advised or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Trustee and Officer serves in total as a Trustee and Officer, respectively of 12 registered investment companies with 47 series managed or administrated by AIM and sub-advised or sub-administered by the Sub-adviser. The Trust pays each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. As of May , 1998, the Trustees and Officers of the Trust own less than 1% of the shares of the Fund.


                  Statement of Additional Information Page 29

                          GT GLOBAL NEW DIMENSION FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

MANAGEMENT SERVICES RELATING TO THE FUND

AIM serves as the investment manager and administrator to the Fund under an Investment Management and Administration Contract ("Management Contract") between the Trust and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). Neither AIM nor the Sub-adviser receives a fee for providing management services to the Fund.


DISTRIBUTION SERVICES RELATING TO THE FUND

The Fund's Class A, Class B and Class C shares are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to separate Distribution Contracts between the Trust and AIM Distributors.



As  described in the Prospectus, on           , 1998, the Trust adopted a Master
Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Fund (the "Class A and C Plan"). At the same time, the Trust also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan" and together with the Class A and C Plan, the "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class.



THE PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Fund. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.



Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund and the Trust; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.



Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.



Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the


                  Statement of Additional Information Page 30

                          GT GLOBAL NEW DIMENSION FUND

close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.



Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Fund to no more than 0.25% per annum of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Fund and its respective classes.



AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.


In approving the Plans, the Trustees determined that the adoption of the Plans was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Trustees, including a majority of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.

Each Plan requires that, at least quarterly, the Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust will be committed to the discretion of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act.


As discussed in the Prospectus, AIM Distributors collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares.



AIM Distributors receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares, Class C shares and certain Class A shares.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The  Transfer  Agent  has  been  retained by  the  Fund  to  perform shareholder servicing, reporting and general transfer agent functions for it. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as the Fund's pricing and accounting agent. See "Additional Information -- Special Servicing Agreement."


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The value of the shares of the Underlying Theme Funds will be their net asset value at the time the net asset value of the Fund is determined.

                  Statement of Additional Information Page 31

                          GT GLOBAL NEW DIMENSION FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A, Class B or Class C shares of the Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase Class A, Class B or Class C shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Underlying Theme Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

AUTOMATIC INVESTMENT PLAN -- CLASS A, CLASS B AND CLASS C SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A, Class B or Class C shares and should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and
(3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be canceled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant at any time without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES

The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to AIM Distributors the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to AIM Distributors within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to AIM Distributors.



Any investor that entered into a LOI prior to June 1, 1998, under which the indicated amount is not met, will be subject to the sales charge schedule that was in effect when the LOI was entered into.


                  Statement of Additional Information Page 32

                          GT GLOBAL NEW DIMENSION FUND

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

CONVERSION OF CLASS B SHARES

Class B shares of the Fund automatically will convert to Class A shares as of the close of business on the last business day of the month in which the seventh anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the initial issuance of Class B shares shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions. Class B shareholders of the Fund who exchange into Class B shares of another GT Global Mutual Fund will be subject to the conversion feature of such other GT Global Mutual Fund, which is one year longer than the Fund's Class B conversion feature.



The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond the seventh anniversary of the initial issuance of such Class B shares. The Sub-adviser has no reason to believe that this condition for the availability of the conversion feature will not be met.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS
Class A, Class B or Class C shares of the Fund may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Internal Revenue Code of 1986, as amended (the "Code"), as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code Section 403(b)(7).


IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax advisor for more information. IRA applications are available from brokers or AIM Distributors.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (i.e., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

                  Statement of Additional Information Page 33

                          GT GLOBAL NEW DIMENSION FUND

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES

Class A and Class B shares of the Fund may be exchanged for shares of the corresponding class of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A and Class C shares of the Fund also may be exchanged for shares of the corresponding class of funds of The AIM Family of Funds-Registered Trademark-. Class B shares of the Fund may be exchanged only for Class B shares of other GT Global Mutual Funds. Exchange privileges for Class C shares will be available only with funds of The AIM Family of Funds until other GT Global Mutual Funds commence offering Class C shares. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds and The AIM Family of Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.



THE AIM FAMILY  OF FUNDS,  THE AIM  FAMILY OF FUNDS  AND DESIGN  (I.E., THE  AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.



SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998


Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in GT Global Mutual Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury
Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



Class B and Class C shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B and Class C shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) a one-time reinvestment in Class B or Class C shares of


                  Statement of Additional Information Page 34

                          GT GLOBAL NEW DIMENSION FUND

a Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in GT Global Mutual Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A, Class B or Class C shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under an SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or quarterly on the 25th day of January, April, July and October). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" (or "Certificate of Partnership") indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or the Transfer Agent. Applications and further details regarding establishment of an SWP are provided at the back of the Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund or the Underlying Theme Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the opinion of the Trust's Board of Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will

                  Statement of Additional Information Page 35

                          GT GLOBAL NEW DIMENSION FUND
be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Trust has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUND
To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs (including the Underlying Theme Funds) and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs, including the Underlying Theme Funds) of any one issuer.

The Fund will invest its assets in shares of the Underlying Theme Funds, cash and money market instruments. Accordingly, the Fund's income will consist of distributions from the Underlying Theme Funds, net gains realized from the disposition of Underlying Theme Fund shares and interest. If an Underlying Theme Fund qualifies for treatment as a RIC under the Code -- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years -- (1) dividends paid to the Fund from the Underlying Theme Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Fund as ordinary income to the extent of the Underlying Theme Fund's earnings and profits and (2) distributions paid to the Fund from the Underlying Theme Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, will be taxable to the Fund as long-term capital gains, regardless of how long the Fund has held the Underlying Theme Fund's shares. If shares of an Underlying Theme Fund are purchased within 30 days before or after redeeming at a loss, other shares of that Underlying Theme Fund (whether pursuant to a rebalancing of the Fund's portfolio or otherwise) all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares.

Although an Underlying Theme Fund will be eligible to elect to "pass-through" to its shareholders (including the Fund) the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes it pays if more than 50% in the value of its total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy that asset test.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF THE FUND'S SHAREHOLDERS
Dividends and other distributions declared by the Fund, and payable to shareholders of record as of a date, in October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

                  Statement of Additional Information Page 36

                          GT GLOBAL NEW DIMENSION FUND

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the total of the Fund's share of the aggregate dividends received by each Underlying Theme Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 37

                          GT GLOBAL NEW DIMENSION FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

SPECIAL SERVICING AGREEMENT

Subject to the receipt of an order pursuant to a pending exemptive application with the Securities and Exchange Commission and a private letter ruling from the Internal Revenue Service, a Special Servicing Agreement (the "Service Agreement") will be entered into among AIM, the Sub-adviser, the Underlying Theme Funds, GT Global Investor Services, Inc., and the Trust. The Service Agreement will provide that, if the officers of any Underlying Theme Fund, at the direction of the Board of Trustees, determine that the aggregate expenses of the Fund are less than the estimated savings to the Underlying Theme Fund from the operation of the Fund, the Underlying Theme Fund will bear those expenses in proportion to the average daily value of its shares owned by the Fund and/or the number of shareholder accounts at the Fund. No Underlying Theme Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Theme Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying Theme Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying Theme Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying Theme Fund. If the Fund's costs exceed the aggregate estimated savings to the Underlying Theme Funds, the Sub-adviser will pay the excess on behalf of the Fund.



Rule 12b-1 distribution and service fees will not be paid in accordance with the Service Agreement. Nor will certain non-recurring and extraordinary expenses be payable in accordance therewith including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which the Trust and/or the Fund may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, trustees and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Trust's failure to distribute all of its income and gains, its failure to qualify as a RIC under the Code, or failure to timely file any required tax returns or other filings. Amounts not payable pursuant to the Service Agreement will be paid by the Fund.



AIM was organized in 1976, and along with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



[Worldwide  asset  management  affiliates   also  currently  include  GT   Asset
Management Inc. in Toronto, Canada; LGT Asset Management PLC, formerly G.T. Management PLC, in London, England; GT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; GT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; GT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; GT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and GT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.]


CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's and the Underlying Theme Portfolios' assets.

INDEPENDENT ACCOUNTANTS

The  Trust's independent accountants are               , One Post Office Square,
Boston, Massachusetts 02109.               conducts annual audits of the  Fund's
financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.


                  Statement of Additional Information Page 38

                          GT GLOBAL NEW DIMENSION FUND


The audited financial  statements of  the Trust  included in  this Statement  of
Additional  Information have been examined by               , as stated in their
opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME

The Sub-adviser has granted the Trust the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Trust at any time or to grant the use of such names to any other company.


SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of the Fund may be held personally liable for the obligations of the Fund. The Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund or the Trust and that every written agreement, obligation or other undertaking made or issued by the Fund or the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust's assets under certain circumstances, and further provides that the Trust shall, upon request, assume the defense of any act or obligation of the Fund or the Trust and that the Fund will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Trust itself would be unable to meet its obligations.

--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS
The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Class C shares of the Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Trust's Board of Trustees; and (4) a complete redemption at the end of any period illustrated.

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Class C shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of each Underlying Theme Portfolio's portfolio, and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

                  Statement of Additional Information Page 39

                          GT GLOBAL NEW DIMENSION FUND

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

The Fund and AIM Distributors may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with the following, among others:


        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc., Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries (TIDE), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and annual reports, produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

                  Statement of Additional Information Page 40

                          GT GLOBAL NEW DIMENSION FUND

       (17) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development
Bank, Bloomberg, L.P., and Ibbotson Associates, may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.


A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark, and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.


AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.



From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of the Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



AIM Distributors believes the Fund is an appropriate investment for long-term investment goals including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program, and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


                  Statement of Additional Information Page 41

                          GT GLOBAL NEW DIMENSION FUND


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."


AIM Distributors may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Fund and AIM Distributors will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

                  Statement of Additional Information Page 42

                          GT GLOBAL NEW DIMENSION FUND

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.


19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


From time to time, AIM Distributors may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.



In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



[GT GLOBAL ADVANTAGE

As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

GT Global describes the major stages of economic development as revolving in a "virtuous cycle." From time to time, each Fund and GT Global may discuss the virtuous cycle in its sales literature and advertising. This cycle operates worldwide, forcing companies to become increasingly competitive in an ever-expanding global marketplace. GT Global has identified the following sequential stages within the virtuous cycle:

FALLING BORDERS AND TRADE BARRIERS: Barriers between countries diminish, increasing the potential for world trade and promoting global competition.

CAPITAL FLOWS FROM DEVELOPED MARKETS TO EMERGING MARKETS: As barriers fall, restrictions on the free movement of capital in and out of a country are often reduced or removed. The flow of money from developed to developing markets gains momentum.

                  Statement of Additional Information Page 43

                          GT GLOBAL NEW DIMENSION FUND

INDUSTRIALIZATION OF EMERGING MARKETS: With capital flowing across borders, many developing nations are able to quickly begin their process of industrialization.

INCREASED DEMAND FOR GLOBAL CONSUMER PRODUCTS: As people in emerging markets experience rising standards of living due to increased industrialization, they demand more consumer products which can help spur global trade flows.


GT Global believes that we increasingly live in a world without boundaries in terms of trade, competition and investment opportunities. Therefore, GT Global believes it's becoming more relevant to look at investing in terms of industrial groupings, or themes, as an alternative to the traditional, primary focus on regions. GT Global believes such themes make movement possible between stages in the virtuous cycle of economic progress.]


GENERAL INFORMATION ABOUT THE UNDERLYING THEME PORTFOLIOS
Each Underlying Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Underlying Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.


Each Underlying Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. AIM Distributors believes that there are certain social, political and economic trends that may benefit one or more industries within an Underlying Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.


HEALTH CARE FUND

From time to time the Fund and AIM Distributors will quote information including data regarding:


    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and their enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries


The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Research  firms such as  Mehta and Isaly  which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World  Bank  and its  publications  such as  THE  WORLD  DEVELOPMENT
        REPORT, as supplemented annually

    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES

The Fund and the Sub-adviser believe that certain market and demographic factors merit an investor's consideration when making a health care investment.
Worldwide standards of living and life expectancy have increased at a substantial rate. [Chancellor LGT Asset Management, Inc.] (the "Sub-adviser"), the investment adviser to the GT Global Mutual Funds, expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Sub-adviser,


                  Statement of Additional Information Page 44

                          GT GLOBAL NEW DIMENSION FUND
the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.


The Sub-adviser believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Sub-adviser, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and AIM Distributors will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data that is believed to be reliable and accurate.


TELECOMMUNICATIONS FUND

From time to time the Fund and AIM Distributors will quote information including data regarding:


    / / Increased  usage  of  new  technologies such  as,  but  not  limited to,
        cellular  and  wireless  communications  in  emerging  and   established
        countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization and/or deregulation of telecommunications companies


The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD   and  other  publications  from   its  subsidiaries  such  as  the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

    / / Telegeography and other publications

DEREGULATION IN THE UNITED STATES

The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Sub-adviser expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


CONSUMER PRODUCTS AND SERVICES FUND

From time to time the Fund and AIM Distributors will quote information including data regarding:


    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

                  Statement of Additional Information Page 45

                          GT GLOBAL NEW DIMENSION FUND

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent companies and the products and services they distribute

    / / Regulatory environment of consumer products industries


The information quoted will not be independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including, but not limited to, the following:


    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / IFC and its publications

    / / OECD and its publications

INFRASTRUCTURE FUND

From time to time the Fund and AIM Distributors may quote information including:


    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New  technologies,  products   and  services   used  in   infrastructure
        industries

    / / Infrastructure Finance Magazine and other periodicals

FINANCIAL SERVICES FUND

From time to time the Fund and AIM Distributors may quote information including:


    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries

NATURAL RESOURCES FUND

From time to time the Fund and AIM Distributors may quote information including:


    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,  demand  and  prices  of  products  manufactured  from   natural
        resources

    / / New technologies, products and services used in the natural resources industries

                  Statement of Additional Information Page 46

                          GT GLOBAL NEW DIMENSION FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A   --  Upper-medium-grade  obligations.   Factors  giving  security  to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Statement of Additional Information Page 47

                          GT GLOBAL NEW DIMENSION FUND

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  Statement of Additional Information Page 48

                          GT GLOBAL NEW DIMENSION FUND

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

To be filed.


                  Statement of Additional Information Page 49

                          GT GLOBAL NEW DIMENSION FUND

                                GT GLOBAL FUNDS


  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT [1-800-824-1580].


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL SERIES TRUST, GT GLOBAL NEW DIMENSION FUND, A I M ADVISORS, INC., [CHANCELLOR LGT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                 DIMSA709.GT

                         GT GLOBAL NEW DIMENSION FUND:
                                 ADVISOR CLASS


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                          Toll Free: [(800) 824-1580]



                      Statement of Additional Information
                                  June 1, 1998


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of GT Global New Dimension Fund (the "Fund"), a diversified series of GT Global Series Trust (the "Trust"), an open-end management investment company organized as a Delaware business trust. The Fund seeks its investment objective by investing substantially all of its assets in shares of the GT Global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and [Chancellor LGT Asset Management, Inc.] (the "Sub-adviser") serves as the sub-adviser of and sub-administrator for, the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").



This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors of the Underlying Theme Funds...............................................................................     15
Investment Limitations...................................................................................................     21
Execution of Portfolio Transactions......................................................................................     26
Trustees and Executive Officers..........................................................................................     28
Management...............................................................................................................     30
Valuation of Fund Shares.................................................................................................     30
Information Relating to Sales and Redemptions............................................................................     30
Taxes....................................................................................................................     32
Additional Information...................................................................................................     34
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     44
Financial Statements.....................................................................................................     46

                   Statement of Additional Information Page 1

                          GT GLOBAL NEW DIMENSION FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT POLICIES OF THE FUND
The following supplements the information contained in the Prospectus concerning the investment policies of the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Fund are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent.

INVESTMENT POLICIES OF THE UNDERLYING THEME FUNDS
The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Underlying Theme Funds. More information about the investment policies and restrictions and the investment limitations of each Underlying Theme Fund is set forth in the Underlying Theme Funds' prospectus and statement of additional information.


The Underlying Theme Funds are diversified series of G.T. Investment Funds (the "Company"), a registered open-end management investment company. The GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), and GT Global Natural Resources Fund ("Natural Resources Fund") (each, a "Feeder Fund," and, collectively, the "Feeder Funds") each invests all of its assets in the Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio and Global Natural Resources Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.



Each Portfolio is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Underlying Theme Fund. Whenever the phrase "all of the Underlying Theme Fund's investable assets" is used herein, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Company's Board of Trustees determines that it is in the best interests of the Feeder Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Underlying Theme Funds' prospectus.


The investment objective of each Feeder Fund is long-term capital growth. The investment objectives of the GT Global Health Care Fund ("Health Care Fund") and the GT Global Telecommunications Fund ("Telecommunications Fund") are long-term capital appreciation and long-term capital growth, respectively. The Portfolios and the Health Care Fund and the Telecommunications Fund, together, are referred to herein as the "Underlying Theme Portfolios."

                   Statement of Additional Information Page 2

                          GT GLOBAL NEW DIMENSION FUND


SELECTION OF EQUITY INVESTMENTS. With respect to the Global Natural Resources Portfolio, the Sub-adviser has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.



With respect to the Telecommunications Fund, the Sub-adviser has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



There may be times when, in the opinion of the Sub-adviser, prevailing market, economic or political conditions warrant reducing the proportion of the Underlying Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the United States, or a foreign government. A portion of each Underlying Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Underlying Theme Fund shares, to provide for ongoing expenses and to satisfy redemptions.



For each Underlying Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Sub-adviser's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-adviser to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In certain countries, governmental restrictions and other limitations on investment may affect an Underlying Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Sub-adviser is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Underlying Theme Portfolios as described in the Underlying Theme Funds' prospectus and statement of additional information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Underlying Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Sub-adviser considers the political or economic situation to threaten an Underlying Theme Portfolio with substantial or total loss of its investment in such country or market.



INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Underlying Theme Portfolio may invest in the securities of investment companies within the limitations of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, an Underlying Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause an Underlying Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Underlying Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Feeder Funds in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Underlying Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Sub-adviser, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS. An Underlying Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs,

                   Statement of Additional Information Page 3

                          GT GLOBAL NEW DIMENSION FUND
which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Underlying Theme Portfolio's investment policies, an Underlying Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS. Warrants or rights may be acquired by an Underlying Theme Portfolio in connection with other securities or separately and provide the Underlying Theme Portfolio with the right to purchase at a later date other securities of the issuer.


LENDING OF UNDERLYING THEME PORTFOLIO SECURITIES. For the purpose of realizing additional income, each Underlying Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Underlying Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loan of their securities. While the securities loan is outstanding, an Underlying Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. An Underlying Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. An Underlying Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Sub-adviser to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


COMMERCIAL BANK OBLIGATIONS. For the purposes of each Underlying Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Underlying Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Underlying Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Underlying Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which an Underlying Theme Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or

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dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Underlying Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Underlying Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines established by the Company's or Global Investment Portfolio's Board of Trustees (each a "Board" and, collectively, the "Boards"), as applicable. The Sub-adviser will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Underlying Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, an Underlying Theme Portfolio would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on an Underlying Theme Portfolio's ability to sell the collateral and it could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Underlying Theme Portfolio intends to comply with provisions under such code that would allow the immediate resale of such collateral. Each Underlying Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for the Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS. Each Underlying Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Underlying Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of an Underlying Theme Portfolio's securities holdings or other factors cause the ratio of its total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Underlying Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Underlying Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by an Underlying Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

Each Underlying Theme Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. However, each Underlying Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the applicable Board. If an Underlying Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of a Feeder Fund or an Underlying Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, an Underlying Theme Portfolio's earnings or a Feeder Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, an Underlying Theme Portfolio's earnings or a Feeder Fund's net asset value would decline faster than would otherwise be the case.


Each Underlying Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Underlying Theme Portfolio transfers possession of securities to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the securities in the future at an agreed upon price, which includes an interest component. Each Underlying Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Underlying Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Underlying Theme Portfolio will segregate with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/ dealers. No segregation is required for reverse repurchase agreements with banks.



SHORT SALES. Each Underlying Theme Portfolio may make short sales of securities. A short sale is a transaction in which an Underlying Theme Portfolio sells a security in anticipation that the market price of that security will decline. An Underlying Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.


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                          GT GLOBAL NEW DIMENSION FUND

When an Underlying Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Underlying Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

An Underlying Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Underlying Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by it on such security, an Underlying Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time an Underlying Theme Portfolio replaces the borrowed security, it will incur a loss; conversely, if the price declines, the Underlying Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although an Underlying Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Underlying Theme Portfolio will make a short sale if, after giving effect to the sale, the market value of the securities sold short exceeds 25% of the value of its total assets or its aggregate short sales of the securities of any one issuer exceed the lesser of 2% of its net assets or 2% of the securities of any class of the issuer. Moreover, an Underlying Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange.

--------------------------------------------------------------------------------

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use by the Underlying Theme Portfolios of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Sub-adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an Underlying Theme Portfolio entered into a short hedge because the Sub-adviser projected a decline in the price of a security in the Underlying Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Underlying Theme Portfolio could suffer a loss. In either such case, the Underlying Theme Portfolio would have been in a better position had it not hedged at all.


                   Statement of Additional Information Page 6
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                          GT GLOBAL NEW DIMENSION FUND

        (4) As described below, an Underlying Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Underlying Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Underlying Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Theme Portfolio sell a portfolio security at a disadvantageous time. The Underlying Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Underlying Theme Portfolio.

WRITING CALL OPTIONS

Each Underlying Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-adviser, are not expected to make any major price moves in the near future but that, over the long term, deemed to be attractive investments for the Underlying Theme Portfolios.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Underlying Theme Portfolio's investment objective. When writing a call option, an Underlying Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, an Underlying Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that an Underlying Theme Portfolio has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Underlying Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Underlying Theme Portfolios do not consider a security or currency covered by a call option to be "pledged" as that term is used in their policies that limit the pledging or mortgaging of their assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and an Underlying Theme Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that an Underlying Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Underlying Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit an Underlying Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Underlying Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

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                          GT GLOBAL NEW DIMENSION FUND

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, an Underlying Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

An Underlying Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by an Underlying Theme Portfolio.

WRITING PUT OPTIONS
Each Underlying Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


An Underlying Theme Portfolio generally would write put options in circumstances where the Sub-adviser wishes to purchase the underlying security or currency for the Underlying Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, an Underlying Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Underlying Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and an Underlying Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Underlying Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, an Underlying Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Underlying Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Underlying Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Underlying Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

An Underlying Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Underlying Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Underlying Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Underlying Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, an Underlying Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

                   Statement of Additional Information Page 8
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                          GT GLOBAL NEW DIMENSION FUND

Call options may be purchased by an Underlying Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable an Underlying Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to an Underlying Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Underlying Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

An Underlying Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where an Underlying Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Underlying Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Underlying Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill its delivery obligations under its written call (if it is exercised). This strategy could allow the Underlying Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Underlying Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Underlying Theme Portfolio's total assets at the time of each purchase.

An Underlying Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives an Underlying Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives an Underlying Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. An Underlying Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to an Underlying Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which an Underlying Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. An Underlying Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. An Underlying Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by an Underlying Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Underlying Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

An Underlying Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Underlying Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the

                   Statement of Additional Information Page 9
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                          GT GLOBAL NEW DIMENSION FUND
contra party or by a transaction in the secondary market if any such market exists. Although an Underlying Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with it, there is no assurance that the Underlying Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Underlying Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When an Underlying Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When an Underlying Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When an Underlying Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Underlying Theme Portfolio's exercise of the put, to deliver to the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Underlying Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Underlying Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when an Underlying Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, an Underlying Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if an Underlying Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Underlying Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If an Underlying Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Underlying Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Underlying Theme Portfolio may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. An Underlying Theme Portfolio's hedging may include sales of Futures as an offset

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against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Underlying Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce an Underlying Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, an Underlying Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Underlying Theme Portfolio realizes a gain; if it is more, the Underlying Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Underlying Theme Portfolio realizes a gain; if it is less, the Underlying Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that an Underlying Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If an Underlying Theme Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Underlying Theme Portfolio.

Each Underlying Theme Portfolio's Futures transactions will be entered into for hedging purposes only, that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that an Underlying Theme Portfolio owns, or Futures Contracts will be purchased to protect an Underlying Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by an Underlying Theme Portfolio in order to initiate Futures trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Underlying Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Underlying Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

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There is a risk of imperfect correlation between changes in prices of Futures
Contracts and prices of the securities or currencies in an Underlying Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contracts and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If an Underlying Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Underlying Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can

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                          GT GLOBAL NEW DIMENSION FUND
serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If an Underlying Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

An Underlying Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that an Underlying Theme Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Underlying Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the applicable Board, without a shareholder vote. This limitation does not limit the percentage of an Underlying Theme Portfolio's assets at risk to 5%.

FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An Underlying Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. An Underlying Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

An Underlying Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. An Underlying Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, an Underlying Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, an Underlying Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Underlying Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the applicable Board.

An Underlying Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Underlying Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Underlying Theme Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Underlying Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing an Underlying Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring an Underlying Theme Portfolio to sell a currency, it either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which it will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, an Underlying Theme Portfolio may close

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                          GT GLOBAL NEW DIMENSION FUND
out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. An Underlying Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to an Underlying Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities an Underlying Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
An Underlying Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Underlying Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Underlying Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


An Underlying Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Underlying Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Underlying Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, an Underlying Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by an Underlying Theme Portfolio) expose the Underlying Theme Portfolio to an obligation to another party. An Underlying Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Underlying Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

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                          GT GLOBAL NEW DIMENSION FUND

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of an Underlying Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Underlying Theme Portfolio's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                              RISK FACTORS OF THE
                             UNDERLYING THEME FUNDS

--------------------------------------------------------------------------------

DEBT SECURITIES
The value of the debt securities held by each Underlying Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Underlying Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Underlying Theme Portfolio in that market will be likely to decrease in value.

The Global Consumer Products and Services Portfolio, Global Infrastructure Portfolio and Global Natural Resources Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, those Portfolios will not invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's Investors Service, Inc. ("Moody") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features that permit the issuer to call or repurchase the security from an Underlying Theme Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Underlying Theme Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Underlying Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for

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                          GT GLOBAL NEW DIMENSION FUND
many of these securities, and each Underlying Theme Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Underlying Theme Portfolios to obtain accurate market quotations for purposes of valuing their portfolio investments. The Underlying Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Underlying Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. An Underlying Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Underlying Theme Portfolio may have limited legal recourse in the event of a default.


The Sub-adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.


ILLIQUID SECURITIES

Each Underlying Theme Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if an Underlying Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which it values such securities. See "Investment Limitations of the Underlying Theme Funds and Portfolios." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are liquid.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, an Underlying Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Underlying Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Underlying Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by an Underlying Theme Portfolio, however, could affect adversely the marketability of such portfolio securities, and the Underlying Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the applicable Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser, in accordance with procedures approved by that Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers that make quotes for the security, (iii) the number of dealers that have undertaken to make a market in the security,
(iv) the number of other potential


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                          GT GLOBAL NEW DIMENSION FUND

purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities held by each Underlying Theme Portfolio and periodically reports such determinations to the applicable Board. The Sub-adviser believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises that are illiquid (collectively, "Special Situations") could enable an Underlying Theme Portfolio to achieve capital appreciation substantially exceeding the appreciation it would realize if it did not make such investments. However, in order to attempt to limit investment risk, each Underlying Theme Portfolio will invest no more than 5% of its total assets in Special Situations. If the liquidity percentage restriction of a Theme Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Theme Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Theme Portfolio increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Theme Portfolio.


FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC STABILITY. Certain countries in which an Underlying Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of an Underlying Theme Portfolio's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions, and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which an Underlying Theme Portfolio invests and adversely affect the value of its assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of an Underlying Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. An Underlying Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by an Underlying Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by an Underlying Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies. In addition, where public information is available, it may be less reliable than such information


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                          GT GLOBAL NEW DIMENSION FUND
regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Underlying Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of an Underlying Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of an Underlying Theme Portfolio's holdings of securities and cash denominated in that currency and, therefore, will cause an overall decline in its and its corresponding Feeder Fund's net asset value (as applicable) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to the shareholders thereof. Moreover, if the value of the foreign currencies in which an Underlying Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of distributions, the Underlying Theme Portfolio may be required to liquidate securities if it has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Underlying Theme Portfolio values its assets daily in terms of U.S. dollars, the Underlying Theme Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Underlying Theme Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Theme Portfolio at one rate, while offering a lesser rate of exchange should an Underlying Theme Portfolio desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Theme Portfolio are uninvested and no return is earned thereon. The inability of an Underlying Theme Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to an Underlying Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Underlying Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-adviser will consider such difficulties when determining the allocation of an Underlying Theme Portfolio's assets, although the Sub-adviser does not believe that such difficulties will have a material adverse effect on an Underlying Theme Portfolio's portfolio trading activities.


Each Underlying Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to (1) determining and monitoring the foreign custodian's financial strength, reputation and standing, (2) maintaining appropriate safeguards concerning an Underlying Theme Portfolio's investments, and (3) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Underlying Theme Portfolio's net investment income from securities of its foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent an Underlying Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-adviser believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable


                  Statement of Additional Information Page 18
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                          GT GLOBAL NEW DIMENSION FUND
companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by an Underlying Theme Portfolio.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN
COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the United States, both factors which tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Underlying Theme Portfolios may invest in Hong Kong, which reverted to Chinese administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case an Underlying Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin

                  Statement of Additional Information Page 19
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                          GT GLOBAL NEW DIMENSION FUND
American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-adviser believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Underlying Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Underlying Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Underlying Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


                  Statement of Additional Information Page 20

                          GT GLOBAL NEW DIMENSION FUND

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------
INVESTMENT LIMITATIONS OF THE FUND

FUNDAMENTAL LIMITATIONS. The following fundamental limitations of the Fund cannot be changed without the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares ("Required Vote").

The Fund will not:


        (1) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;


        (2) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;


        (4) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (5) Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.



Because of its investment objective and policies, the Fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Fund's investment program set forth in the Prospectus, the Fund may invest more than 25% of its assets in the Underlying Theme Funds.


NON-FUNDAMENTAL LIMITATIONS. The following investment limitations of the Fund are non-fundamental and may be changed by the vote of the Trust's Board of Trustees without shareholder approval.

The Fund will not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

        (3) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contract or derivative instruments;

                  Statement of Additional Information Page 21
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                          GT GLOBAL NEW DIMENSION FUND

        (4) Engage in short sales of securities or maintain a short position, except that the Fund may maintain short positions in connection with its use of financial options an futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (5) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of any exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

If a percentage restriction on investment or utilization of assets is adhered to at the time of an investment or transaction, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's policies or restrictions.

Notwithstanding the forgoing investment limitations, the Fund may invest in Underlying Theme Funds that have adopted investment limitations that may be more or less restrictive than those listed above. As a result, the Fund may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each Underlying Theme Fund are described in its prospectus and statement of additional information.

Pursuant to Section 12(d)(1)(G) of the 1940 Act, the Fund may invest substantially all of its assets in the Underlying Theme Funds.

INVESTMENT LIMITATIONS OF THE UNDERLYING THEME FUNDS AND PORTFOLIOS


FEEDER FUNDS


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (each, a "Feeder Fund," and collectively, the "Feeder Funds") each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio (each a "Portfolio," and collectively, the "Portfolios"), respectively:



Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.



All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Trustees.



Each Portfolio has adopted the following investment limitations as fundamental policies that may not be changed without a Required Vote. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.



No Portfolio may:



        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (2) Purchase or sell physical commodities, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;



        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;



        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;


                  Statement of Additional Information Page 22

                          GT GLOBAL NEW DIMENSION FUND


        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or



        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.



The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:



        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;



        (2) Invest in companies for the purpose of exercising control or management;



        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;



        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;



        (5) Make any additional investments while borrowings exceed 5% of the Portfolio's total assets;



        (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company;



        (7) Purchase securities on margin, provided that each Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (8) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.



HEALTH CARE FUND


The Health Care Fund has adopted the following investment limitations as fundamental policies, which may not be changed without a Required Vote.



The Health Care Fund may not:



        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Health Care Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (2) Engage in the business of underwriting securities of other issuers, except to the extent that the Health Care Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;


                  Statement of Additional Information Page 23

                          GT GLOBAL NEW DIMENSION FUND


        (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;



        (4) Purchase or sell physical commodities, but the Health Care Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;



        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Health Care Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Health Care Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or



        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Health Care Fund's total assets would be invested in securities of that issuer or the Health Care Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Health Care Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.



Notwithstanding any other investment policy of the Health Care Fund, the Health Care Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.



The following investment policies of the Health Care Fund are not fundamental policies and may be changed by vote of the Health Care Fund's Board of Trustees without shareholder approval. The Health Care Fund will not:



        (1) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Health Care Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Health Care Fund's net assets;



        (2) Purchase securities on margin, provided that the Health Care Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Health Care Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or



        (4) Make any additional investment while borrowings exceed 5% of the Portfolio's total assets.



Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.



TELECOMMUNICATIONS FUND


The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which may not be changed without a Required Vote.



The Telecommunications Fund may not:



        (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Telecommunications Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (2) Purchase or sell physical commodities, but the Telecommunications Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;


                  Statement of Additional Information Page 24

                          GT GLOBAL NEW DIMENSION FUND


        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Telecommunications Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;



        (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;



        (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Telecommunications Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Telecommunications Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or



        (6) Purchase securities of any one issuer if, as a result, more than 5% of the Telecommunications Fund's total assets would be invested in securities of that issuer or the Telecommunications Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Telecommunications Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.



Notwithstanding any other investment policy of the Telecommunications Fund, the Telecommunications Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.



The following investment policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Telecommunications Fund may not:



        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;



        (2) Invest in companies for the purpose of exercising control or management;



        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;



        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;



        (5) Make any additional investments while borrowings exceed 5% of the Telecommunications Fund's total assets;



        (6) Purchase securities on margin, provided that the Telecommunications Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Telecommunications Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940


                  Statement of Additional Information Page 25

                          GT GLOBAL NEW DIMENSION FUND

Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.


--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

All orders for the purchase or sale of portfolio securities for the Fund (normally shares of the Underlying Theme Funds) are placed on behalf of the Fund by the Sub-adviser. As stated in the Prospectus, the Sub-adviser will exercise no discretion in investing the assets of the Fund other than to make investments in money market instruments and to rebalance the percentage of the Fund's assets in each Underlying Theme Fund.



Subject to policies established by the applicable Board, the Sub-adviser is responsible for the execution of each Underlying Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Underlying Theme Portfolio. In executing transactions, the Sub-adviser seeks the best net results for each Underlying Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Underlying Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of each Underlying Theme Portfolio, the Sub-adviser may select broker/dealers to execute that Underlying Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Sub-adviser for its use in managing that Underlying Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-adviser under investment management and administration contracts. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-adviser to the Underlying Theme Portfolio and its other clients and that the total commissions paid by that Underlying Theme Portfolio will be reasonable in relation to the benefits it receive over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.



The Sub-adviser may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by an Underlying Theme Portfolio toward payment of its expenses, such as custodian fees.



Investment decisions for an Underlying Theme Portfolio and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including an Underlying Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as an Underlying Theme Portfolio is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to that Portfolio.



Under a policy adopted by the applicable Board, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Underlying Theme Funds and the other portfolios for which the Sub-adviser serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Underlying Theme Funds and such other portfolios.


                  Statement of Additional Information Page 26

                          GT GLOBAL NEW DIMENSION FUND

Each Underlying Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by an Underlying Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which an Underlying Theme Portfolio may invest are generally traded in the OTC markets.


An Underlying Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Underlying Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-adviser. Both Boards have adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


                  Statement of Additional Information Page 27

                          GT GLOBAL NEW DIMENSION FUND

                             TRUSTEES AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------


The Company's Trustees and Executive Officers are listed below.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international GT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.

Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.


--------------

* Mr. Guilfoyle is an "interested person" of the Trust as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                  Statement of Additional Information Page 28

                          GT GLOBAL NEW DIMENSION FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

Kenneth W. Chancey, 52                   Vice President -- Mutual Fund Accounting, [Chancellor LGT] since 1992; and Vice President,
Vice President and                       Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, [Chancellor LGT] since October 1997;
Vice President                           Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of LGT Asset
San Francisco, CA 94111                  Management, Inc., Chancellor LGT, GT Global, GT Services and G.T. Insurance from May 1994 to October 1996; Senior Vice President, General Counsel and Secretary of
                                         Strong/Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October
                                         1991 through May 1994.



[THERE MAY BE ADDITIONAL OFFICERS DESIGNATED PRIOR TO THE EFFECTIVE DATE OF THE
                            REGISTRATION STATEMENT.]


                            ------------------------


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and Officers of the Trust is also a Trustee and Officer of G.T. Investment Portfolios, G.T. Investment Funds, GT Global Floating Rate Fund, G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio, Growth Portfolio, Floating Rate Portfolio and Global High Income Portfolio, which also are registered investment companies advised or administered by AIM and sub-advised or sub-administered by the Sub-adviser. Each Trustee and Officer serves in total as a Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administrated by AIM and sub-advised or sub-administered by the Sub-adviser. The Trust pays each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expense incurred
in connection with attendance at such meetings. As of May   , 1998, the Trustees
and Officers of the Trust own less than 1% of the shares of the Fund.


                  Statement of Additional Information Page 29

                          GT GLOBAL NEW DIMENSION FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

MANAGEMENT SERVICES RELATING TO THE FUND

AIM serves as the investment manager and administrator to the Fund under an Investment Management and Administration Contract ("Management Contract") between the Trust and AIM. The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). Neither AIM nor the Sub-adviser receives a fee for providing management services to the Fund.


DISTRIBUTION SERVICES RELATING TO THE FUND

The Fund's Advisor Class shares are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis without a sales charge or contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for it. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as the Fund's pricing and accounting agent. See "Additional Information -- Special Servicing Agreement."


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


The value of the shares of the Underlying Theme Funds will be their net asset value at the time the net asset value of the Fund is determined.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares of the Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

                  Statement of Additional Information Page 30

                          GT GLOBAL NEW DIMENSION FUND

As a condition of this offering, if an order to purchase Advisor Class shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Underlying Theme Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAs") AND OTHER TAX-DEFERRED PLANS


IRAs: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax advisor for more information. IRA applications are available from brokers or AIM Distributors.


ROLLOVER IRAs: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAs: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (i.e., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(k)) AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of the Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds.

                  Statement of Additional Information Page 31

                          GT GLOBAL NEW DIMENSION FUND
The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund or the Underlying Theme Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the opinion of the Trust's Board of Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Trust has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUND
To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs (including the Underlying Theme Funds) and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs, including the Underlying Theme Funds) of any one issuer.

                  Statement of Additional Information Page 32

                          GT GLOBAL NEW DIMENSION FUND

The Fund will invest its assets in shares of the Underlying Theme Funds, cash and money market instruments. Accordingly, the Fund's income will consist of distributions from the Underlying Theme Funds, net gains realized from the disposition of Underlying Theme Fund shares and interest. If an Underlying Theme Fund qualifies for treatment as a RIC under the Code -- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years -- (1) dividends paid to the Fund from the Underlying Theme Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Fund as ordinary income to the extent of the Underlying Theme Fund's earnings and profits and (2) distributions paid to the Fund from the Underlying Theme Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, will be taxable to the Fund as long-term capital gains, regardless of how long the Fund has held the Underlying Theme Fund's shares. If shares of an Underlying Theme Fund are purchased within 30 days before or after redeeming at a loss, other shares of that Underlying Theme Fund (whether pursuant to a rebalancing of the Fund's portfolio or otherwise) all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares.

Although an Underlying Theme Fund will be eligible to elect to "pass-through" to its shareholders (including the Fund) the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes it pays if more than 50% in the value of its total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy that asset test.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF THE FUND'S SHAREHOLDERS
Dividends and other distributions declared by the Fund, and payable to shareholders of record as of a date, in October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the total of the Fund's share of the aggregate dividends received by each Underlying Theme Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of An U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 33

                          GT GLOBAL NEW DIMENSION FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

SPECIAL SERVICING AGREEMENT

Subject to the receipt of an order pursuant to a pending exemptive application with the Securities and Exchange Commission and a private letter ruling from the Internal Revenue Service, a Special Servicing Agreement (the "Service Agreement") will be entered into among AIM, the Manager, the Underlying Theme Funds, GT Global Investor Services, Inc., and the Trust. The Service Agreement will provide that, if the officers of any Underlying Theme Fund, at the direction of the Board of Trustees, determine that the aggregate expenses of the Fund are less than the estimated savings to the Underlying Theme Fund from the operation of the Fund, the Underlying Theme Fund will bear those expenses in proportion to the average daily value of its shares owned by the Fund and/or the number of shareholder accounts at the Fund. No Underlying Theme Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Theme Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying Theme Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying Theme Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying Theme Fund. If the Fund's costs exceed the aggregate estimated savings to the Underlying Theme Funds, the Manager will pay the excess on behalf of the Fund.


Rule 12b-1 distribution and service fees will not be paid in accordance with the Service Agreement. Nor will certain non-recurring and extraordinary expenses be payable in accordance therewith including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which the Trust and/or the Fund may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, trustees and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Trust's failure to distribute all of its income and gains, its failure to qualify as a RIC under the Code, or failure to timely file any required tax returns or other filings. Amounts not payable pursuant to the Service Agreement will be paid by the Fund.


AIM was organized in 1976, and along with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



[Worldwide asset management affiliates also currently include GT Asset Management Inc. in Toronto, Canada; LGT Asset Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.]


CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's and the Underlying Theme Portfolios' assets.

INDEPENDENT ACCOUNTANTS

The Trust's independent accountants are               , One Post Office Square,
Boston, Massachusetts 02109.               conducts annual audits of the Fund's
financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.


                  Statement of Additional Information Page 34

                          GT GLOBAL NEW DIMENSION FUND


The audited financial statements of the Trust included in this Statement of
Additional Information have been examined by               , as stated in their
opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Trust the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Trust at any time or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of the Fund may be held personally liable for the obligations of the Fund. The Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Trust and that every written agreement, obligation or other undertaking made or issued by the Fund or the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust's assets under certain circumstances, and further provides that the Trust shall, upon request, assume the defense of any act or obligation of the Fund or the Trust and that the Fund will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Trust itself would be unable to meet its obligations.

                  Statement of Additional Information Page 35

                          GT GLOBAL NEW DIMENSION FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS
The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B, Class C and Advisor Class shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Trust's Board of Trustees; and
(2) a complete redemption at the end of any period illustrated.

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B, Class C and Advisor Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (2) a complete redemption at the end of any period illustrated.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of each Underlying Theme Portfolio's portfolio, and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

The Fund and AIM Distributors may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with the following, among others:


        (1) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc., Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects

                  Statement of Additional Information Page 36

                          GT GLOBAL NEW DIMENSION FUND
    fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries (TIDE), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and annual reports, produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates, may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, AIM Distributors may use


                  Statement of Additional Information Page 37

                          GT GLOBAL NEW DIMENSION FUND
performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.


A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark, and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.


AIM Distributors believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.



From time to time, the Fund and AIM Distributors may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of the Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.



AIM Distributors believes the Fund is an appropriate investment for long-term investment goals including funding retirement, paying for education or purchasing a house. AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program, and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.



From time to time, AIM Distributors may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.



Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                  Statement of Additional Information Page 38

                          GT GLOBAL NEW DIMENSION FUND

The Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and to which an investor may make deductible contributions. Because of their advantages, these retirement accounts and plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax Deferred Plans."


AIM Distributors may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Fund and AIM Distributors will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources AIM Distributors deems reliable, including the economic and financial data of financial organizations, such as:


 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries restructuring their debt, including those under the Brady Plan: the Sub-adviser.


19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


From time to time, AIM Distributors may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.


                  Statement of Additional Information Page 39

                          GT GLOBAL NEW DIMENSION FUND


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



[GT GLOBAL ADVANTAGE

As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

GT Global describes the major stages of economic development as revolving in a "virtuous cycle." From time to time, each Fund and GT Global may discuss the virtuous cycle in its sales literature and advertising. This cycle operates worldwide, forcing companies to become increasingly competitive in an ever-expanding global marketplace. GT Global has identified the following sequential stages within the virtuous cycle:

FALLING BORDERS AND TRADE BARRIERS: Barriers between countries diminish, increasing the potential for world trade and promoting global competition.

CAPITAL FLOWS FROM DEVELOPED MARKETS TO EMERGING MARKETS: As barriers fall, restrictions on the free movement of capital in and out of a country are often reduced or removed. The flow of money from developed to developing markets gains momentum.

INDUSTRIALIZATION OF EMERGING MARKETS: With capital flowing across borders, many developing nations are able to quickly begin their process of industrialization.

INCREASED DEMAND FOR GLOBAL CONSUMER PRODUCTS: As people in emerging markets experience rising standards of living due to increased industrialization, they demand more consumer products which can help spur global trade flows.


GT Global believes that we increasingly live in a world without boundaries in terms of trade, competition and investment opportunities. Therefore, GT Global believes it's becoming more relevant to look at investing in terms of industrial groupings, or themes, as an alternative to the traditional, primary focus on regions. GT Global believes such themes make movement possible between stages in the virtuous cycle of economic progress.]


GENERAL INFORMATION ABOUT THE UNDERLYING THEME PORTFOLIOS
Each Underlying Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Underlying Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.


Each Underlying Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. AIM Distributors believes that there are certain social, political and economic trends that may benefit one or more industries within an Underlying Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.


HEALTH CARE FUND

From time to time the Fund and AIM Distributors will quote information including data regarding:


    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

                  Statement of Additional Information Page 40

                          GT GLOBAL NEW DIMENSION FUND

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and their enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries


The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Research firms such as Mehta and Isaly which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World Bank and its publications such as THE WORLD DEVELOPMENT
        REPORT, as supplemented annually

    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES

The Fund and the Sub-adviser believe that certain market and demographic factors merit an investor's consideration when making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. [Chancellor LGT Asset Management, Inc.] (the "Sub-adviser"), the investment adviser to the GT Global Mutual Funds, expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Sub-adviser, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.



The Sub-adviser believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Sub-adviser, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and AIM Distributors will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data that is believed to be reliable and accurate.


TELECOMMUNICATIONS FUND

From time to time the Fund and AIM Distributors will quote information including data regarding:


    / / Increased usage of new technologies such as, but not limited to, cellular and wireless communications in emerging and established countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization and/or deregulation of telecommunications companies

                  Statement of Additional Information Page 41

                          GT GLOBAL NEW DIMENSION FUND


The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD and other publications from its subsidiaries such as the International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

    / / Telegeography and other publications

DEREGULATION IN THE UNITED STATES

The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Sub-adviser expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


CONSUMER PRODUCTS AND SERVICES FUND

From time to time the Fund and AIM Distributors will quote information including data regarding:


    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent companies and the products and services they distribute

    / / Regulatory environment of consumer products industries


The information quoted will not be independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including, but not limited to, the following:


    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / IFC and its publications

    / / OECD and its publications

INFRASTRUCTURE FUND

From time to time the Fund and AIM Distributors may quote information including:


    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

                  Statement of Additional Information Page 42

                          GT GLOBAL NEW DIMENSION FUND

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New technologies, products and services used in infrastructure industries

    / / Infrastructure Finance Magazine and other periodicals

FINANCIAL SERVICES FUND

From time to time the Fund and AIM Distributors may quote information including:


    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries

NATURAL RESOURCES FUND

From time to time the Fund and AIM Distributors may quote information including:


    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply, demand and prices of products manufactured from natural resources

    / / New technologies, products and services used in the natural resources industries

                  Statement of Additional Information Page 43

                          GT GLOBAL NEW DIMENSION FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Statement of Additional Information Page 44

                          GT GLOBAL NEW DIMENSION FUND

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  Statement of Additional Information Page 45

                          GT GLOBAL NEW DIMENSION FUND

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

To be filed.


                  Statement of Additional Information Page 46

                          GT GLOBAL NEW DIMENSION FUND

                                GT GLOBAL FUNDS


  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT
  [1-800-824-1580].


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL SERIES TRUST, GT GLOBAL NEW DIMENSION FUND, A I M ADVISORS, INC., [CHANCELLOR LGT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                 DIMSX709.GT

                             GT GLOBAL SERIES TRUST

                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a)FINANCIAL STATEMENTS -- To be Filed.


    (b)EXHIBITS:


         (1)(a)     Declaration of Trust (1).
         (1)(b)     Amendment to Declaration of Trust dated July 25, 1997 (2).
         (2)        By-Laws (1).
         (3)        Voting Trust Agreement -- None.
         (4) Instruments defining the rights of holders of Registrant's shares of beneficial interest (3).
         (5)        Management Agreement (2).
         (6)(a)     Distribution Contract with respect to Class A Shares (2).
         (6)(b)     Distribution Contract with respect to Class B Shares (2).
         (6)(c)     Distribution Contract with respect to Class C Shares (7).
         (6)(d)     Distribution Contract with respect to Advisor Class Shares
                    (2).
         (7)        Bonus, profit sharing or pension plans --- None.
         (8)        Custodian Agreement (6).
         (9)(a)     Transfer Agency Agreement (2).
         (9)(b)     Other material contracts:


              (i)(a) Broker Dealer sales contract -- Class A/B Shares (2).

              (i)(b) Supplementary Dealer Agreement -- Class C Shares (7).

                (ii) Administration Agreement (2).
               (iii) Registered Investment Adviser Administration Agreement
                     (Advisor Class) (2).
                (iv) Registered Investment Adviser Participation Agreement
                     (Advisor Class) (2).
                 (v) Bank sales contract (2).
                (vi) Agent sales contract (2).
               (vii) Foreign sales contract (2).
              (viii) Fund Accounting and Pricing Agreement (2).


        (10)        Opinion of Counsel (2).
        (11)        Other opinions, appraisals, rulings and consents:
                    Accountants' consent -- To be Filed.
        (12)        Financial Statements omitted from Part B -- None.
        (13)        Letter of Investment Intent (2).
        (14)(a) Model Retirement Plan -- GT Global Individual Retirement Account Disclosure Statement and Application (5).
        (14)(b) Model Retirement Plan -- GT Global Simplified Employee Pension Individual Retirement Account Disclosure Statement and Application (4).
        (14)(c) Model Retirement Plan -- GT Global SIMPLE Individual Retirement Account Disclosure Statement and Application (4).
        (14)(d)     Model Retirement Plan -- Roth IRA (4).
        (14)(e)     403(b)(7) Custodial Agreement (4).
        (15)        Rule 12b-1 Plans
        (15)(a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares (2).
        (15)(b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (2).

        (15)(c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares (7).
        (16)        Schedule for Computation of Performance Quotations -- None.
        (17)        Financial Data Schedule -- To be Filed.
        (18)        Amended Plan Pursuant to Rule 18f-3 (7).



Other Exhibits:



        (a) Power of Attorney for Helge K. Lee and Michael A. Silver for GT Global Series Trust (6).

------------------------


(1) Incorporated by Reference to Registrant's Registration Statement on Form N-1A filed July 1, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0000898432-97-000341.

(2) Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed August 22, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0000898432-97-000385.

(3) Incorporated by Reference from Articles III, VIII, IX, and X of Registrant's Trust Instrument and from Articles II, VII, and X of Registrant's By-Laws.

(4) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 51 to the Registration Statement of G.T. Investment Funds, Inc. on Form N-1A filed on January 30, 1998.


(5) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 22 to the Registration Statement of G.T. Global Investment Portfolios, Inc. on Form N-1A filed on April 24, 1997.


(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0001047469-97-002174.


(7) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on March 4, 1998.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                                                                                                NUMBER OF RECORD
                                                                                                 HOLDERS AS OF
TITLE OF CLASS                                                                                   MARCH 30, 1998
--------------------------------------------------------------------------------------------  --------------------
   Share of Beneficial Interest in:
      GT Global New Dimension Fund -- Class A...............................................             1,938
      GT Global New Dimension Fund -- Class B...............................................             2,302
      GT Global New Dimension Fund -- Class C...............................................                48
      GT Global New Dimension Fund -- Advisor Class.........................................               149


ITEM 27. INDEMNIFICATION

    Article X of the Registrant's Declaration of Trust provides for indemnification of certain persons acting on behalf of the Trust.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Trustees, officers, and controlling persons by the Registrant's Declaration of Trust, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the

Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to the court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Information as to the Directors and Officers of the Adviser is included in Form ADV (File No. 801-10254), filed with the Securities and Exchange Commission, which is incorporated herein by reference thereto.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) GT Global, Inc. is also the principal underwriter for the following other investment companies: G.T. Global Growth Series (which includes eight funds currently in operation: GT Global America Value Fund, GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, GT Global Europe Growth Fund, GT Global International Growth Fund, GT Global Japan Growth Fund, GT Global New Pacific Growth Fund, and GT Global Worldwide Growth Fund); G.T. Investment Funds, Inc. (which includes thirteen funds currently in operation: GT Global Strategic Income Fund, GT Global Government Income Fund, GT Global High Income Fund, GT Global Growth & Income Fund, GT Global Latin America Growth Fund, GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Consumer Products and Services Fund, GT Global Natural Resources Fund, GT Global Emerging Markets Fund and GT Global Developing Markets Fund); GT Investment Portfolios, Inc. (which includes one fund: GT Global Dollar Fund); GT Global Variable Investment Series (which includes five funds currently in operation: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund, GT Global Money Market
Fund); GT Global Variable Investment Trust (which includes nine funds currently in operation: GT Global Variable Latin America Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Global Government Income Fund, GT Global Variable U.S. Government Income Fund, GT Global Variable Infrastructure Fund and GT Global Variable Natural Resources Fund); and GT Global Floating Rate Fund, Inc.

    (b) Directors and Officers of GT Global, Inc.

    Unless otherwise indicated, the business address of each person listed is is 50 California Street, San Francisco, California, CA 94111.

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
William J. Guilfoyle                          President and Chairman of the       Chairman of the Board of Directors
                                                Board                               and President

Raymond R. Cunningham                         Senior Vice President -- Director   None
                                                of Sales and Director

Richard W. Healey                             Senior Vice President -- Director   None
                                                of Marketing and Director

Helge K. Lee                                  Secretary and Chief Legal and       Vice President and Secretary
                                                Compliance Officer

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
David P. Hess                                 Assistant Secretary and Director    Assistant Secretary
                                                of Mutual Fund Compliance

Michael A. Silver                             Assistant Secretary and Assistant   Assistant Secretary
                                                General Counsel

Philip D. Edelstein                           Senior Vice President -- Regional   None
9 Huntly Circle                                 Sales Manager
Palm Beach Gardens, FL 33418

Stephen A. Maginn                             Senior Vice President -- Regional   None
519 S. Juanita                                  Sales Manager
Redondo Beach, CA 90277

Peter J. Wolfert                              Senior Vice President --            None
                                                Information Technology

Christine M. Pallatto                         Senior Vice President -- Director   None
                                                of Human Resources

Earle A. Malm II                              Chief Operating Officer             None

Margo A. Tammen                               Vice President -- Finance &         None
                                                Administration

Gary M. Castro                                Assistant Treasurer & Controller    None

Dennis W. Reichert                            Assistant Treasurer & Budget        Assistant Treasurer
                                                Director

Kenneth W. Chancey                            Senior Vice President -- Fund       Vice President, Principal
                                                Accounting                          Accounting Officer and (Acting)
                                                                                    CFO

Hallie L. Baron                               Vice President -- Public Relations  None
                                                & Shareholder Communications

Claus te Wildt                                Vice President -- Director of       None
                                                Strategy and Business Planning

Pamela Ruddock                                Vice President -- Fund              None
                                                Administration

Paul Wozniak                                  Vice President -- Fund Accounting   None

Christine C. Mangan                           Vice President -- Dealer Marketing  None

Donna B. Abrahamson                           Vice President -- Account           None
                                                Management

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Jon Burke                                     Vice President                      None
31 Darlene Drive
Southboro, MA 01772

Phil Christopher                              Vice President                      None
3621 59th Ave. SW
Seattle, WA 98116

Anthony DiBacco                               Vice President                      None
30585 Via Lindosa Way
Laguna Niguel, CA 92677

Stephen Duffy                                 Vice President                      None
1120 Gables Drive
Atlanta, GA 30319

Glenn R. Farinacci                            Vice President                      None
86 University Place
Staten Island, NY 10301

Ned E. Hammond                                Vice President                      None
5901 McFarland Ct.
Plano, TX 75093-4317

Richard Kashnowski                            Vice President                      None
1368 South Ridge Drive
Mandeville, LA 70448

Allen M. Kuhn                                 Vice President                      None
19655 Red Maple Lane
Jupiter, FL 33458

Steven C. Manns                               Vice President                      None
1941 West Wolfram
Chicago, IL 60657

Wayne F. Meyer                                Vice President                      None
2617 Sun Meadow Drive
Chesterfield, MO 63005

Dean Philips                                  Vice President                      None
3406 Bishop Park Drive, #428
Winter Park, FL 32792

Philip Schertz                                Vice President                      None
25 Ivy Place
Wayne, NJ 07470

Peter Sykes                                   Vice President                      None
1655 E. Sherman Ave.
Salt Lake City, UT 84105

Lance Vetter                                  Vice President                      None
10915 La Salinas Circle
Boca Raton, FL 33428

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Tommy D. Wells                                Vice President                      None
25 Crane Drive
San Anselmo, CA 94960

Todd H. Westby                                Vice President                      None
3405 Goshen Road
Newtown Square, PA 19073

Eric T. Zeigler                               Vice President                      None
437 30th Street
Manhattan Beach, CA 90266

    (c)None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    Accounts, books, and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its Investment Manager, Chancellor LGT Asset Management, Inc., 50 California Street, 27th Floor, San Francisco, CA 94111.



    Records covering stockholder accounts and portfolio transactions are also maintained and kept by Registrant's Transfer Agent, GT Global Investor Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596, and by the Registrant's Custodian, State Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.


ITEM 31. MANAGEMENT SERVICES

    None.

ITEM 32. UNDERTAKINGS

    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 31st day of March, 1998.


                                          GT GLOBAL SERIES TRUST
                                             WILLIAM J. GUILFOYLE

------------------------------------------------------------------------------
                                             William J. Guilfoyle*
                                            President


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of GT Global Series Trust has been signed below by the following person in the capacities indicated on the 31st day of March, 1998.


WILLIAM J. GUILFOYLE
----------------------------------------  President and Trustee
William J. Guilfoyle*                     (Principal Executive Officer)

/S/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee

Arthur C. Patterson*                      Trustee

Frank S. Bayley*                          Trustee

Ruth H. Quigley*                          Trustee

Robert G. Wade, Jr.*                      Trustee


*By: /S/  MICHAEL A. SILVER
     -----------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney filed previously

                               INDEX TO EXHIBITS


 EXHIBIT
 NUMBER                                                      DESCRIPTION
---------  ----------------------------------------------------------------------------------------------------------------
   (1)     (a)        Declaration of Trust.(1)
           (b)        Amendment to Declaration of Trust dated July 25, 1997.(2)
   (2)     By-Laws.(1)
   (3)     Voting Trust Agreement -- None.
   (4)     Instruments defining the rights of holders of Registrant's shares of beneficial interest.(3)
   (5)     Management Agreement.(2)
   (6)     (a)        Distribution Contract with respect to Class A Shares.(2)
           (b)        Distribution Contract with respect to Class B Shares.(2)
           (c)        Distribution Contract with respect to Class C Shares.(7)
           (d)        Distribution Contract with respect to Advisor Class Shares.(2)
   (7)     Bonus, profit sharing or pension plans -- None.
   (8)     Custodian Agreement.(6)
   (9)     (a)        Transfer Agency Agreement.(2)
           (b)        Other material contracts:
                         (i)(a)  Broker Dealer sales contract -- Class A/B Shares.(2)
                         (i)(b)  Supplementary Dealer Agreement -- Class C Shares.(7)
                           (ii)  Administration Agreement.(2)
                          (iii)  Registered Investment Adviser Administration Agreement (Advisor Class).(2)
                           (iv)  Registered Investment Adviser Participation Agreement (Advisor Class).(2)
                            (v)  Bank sales contract.(2)
                           (vi)  Agent sales contract.(2)
                          (vii)  Foreign sales contract.(2)
                         (viii)  Fund Accounting and Pricing Agreement.(2)
  (10)     Opinion of Counsel.(2)
  (11)     Other opinions, appraisals, rulings and consents: Accountants' consent.(7)
  (12)     Financial Statements omitted from Part B -- None.
  (13)     Letter of Investment Intent.(2)
           (a)        Model Retirement Plan -- GT Global Individual Retirement Account Disclosure Statement and
                      Application.(5)
  (14)
           (b)        Model Retirement Plan -- GT Global Simplified Employee Pension Individual Retirement Account
                      Disclosure Statement and Application.(4)
           (c)        Model Retirement Plan -- GT Global SIMPLE Individual Retirement Account Disclosure Statement and
                      Application.(4)
           (d)        Model Retirement Plan -- Roth IRA.(4)
           (e)        403(b)(7) Custodial Agreement.(4)
  (15)     Rule 12b-1 Plans
           (a)        Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares.(2)
           (b)        Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares.(2)
           (c)        Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares.(7)
  (16)     Schedule for Computation of Performance Quotations -- None.
  (17)     Financial Data Schedule -- To be Filed.
  (18)     Amended Plan Pursuant to Rule 18f-3.(7)


------------------------
(1) Incorporated by Reference to Registrant's Registration Statement on Form N-1A filed July 1, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0000898432-97-000341.

(2) Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed August 22, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0000898432-97-000385.

(3) Incorporated by Reference from Articles III, VIII, IX, and X of Registrant's Trust Instrument and from Articles II, VII, and X of Registrant's By-Laws.

(4) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 51 to the Registration Statement of G.T. Investment Funds, Inc. on Form N-1A filed on January 30, 1998.


(5) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 22 to the Registration Statement of G.T. Global Investment Portfolios, Inc. on Form N-1A filed on April 24, 1997.


(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0001047469-97-002174.


(7) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on March 4, 1998.